UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2016

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 93.4%
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/2026	$9,857,000	$10,854,469

Asset-Backed & Securitized - 0.3%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.093%, 12/28/2040 (z)	$1,423,602	$1,028,914
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	127,533	25,069
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	2,920,000	2,963,582
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025 (i)(z)	53,913	13,071
Greenwich Capital Commercial Funding Corp., FRN, 5.773%, 7/10/2038	1,123,236	1,122,195
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	1,467,768	1,493,467
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.608%, 7/15/2042 (n)(q)	4,734,928	1,188,560
KKR Financial CLO Ltd., “C”, FRN, 2.076%, 5/15/2021 (n)	3,651,630	3,647,986
LB Commercial Conduit Mortgage Trust, FRN, 1.122%, 2/18/2030 (i)	832,610	4,385
LB Commercial Conduit Mortgage Trust, FRN, 2.022%, 9/15/2030 (i)	1,084,156	2,708
Morgan Stanley Capital I, Inc., FRN, 1.022%, 11/15/2030 (i)(n)	4,137,775	55,026

		$11,544,963
Automotive - 3.0%
Delphi Automotive PLC, 4.15%, 3/15/2024	$422,000	$453,555
Delphi Automotive PLC, 4.25%, 1/15/2026	11,551,000	12,678,666
General Motors Co., 6.6%, 4/01/2036	1,500,000	1,855,304
General Motors Co., 6.25%, 10/02/2043	10,919,000	13,172,660
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,760,070
Lear Corp., 4.75%, 1/15/2023	7,510,000	7,772,850
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,386,620
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	15,896,000	16,018,701
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	17,571,000	18,361,695

		$100,460,121
Biotechnology - 0.7%
Life Technologies Corp., 6%, 3/01/2020	$19,411,000	$21,874,139

Broadcasting - 1.6%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$4,931,000	$6,793,330
21st Century Fox America, Inc., 6.15%, 2/15/2041	3,000,000	3,943,221
Omnicom Group, Inc., 3.625%, 5/01/2022	13,717,000	14,721,112
Omnicom Group, Inc., 3.65%, 11/01/2024	3,435,000	3,676,329
Omnicom Group, Inc., 3.6%, 4/15/2026	11,456,000	12,205,028
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	5,075,000	5,106,105
SES S.A., 3.6%, 4/04/2023 (n)	1,680,000	1,687,298
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	7,332,248

		$55,464,671
Brokerage & Asset Managers - 1.5%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,817,352
Franklin Resources, Inc., 1.375%, 9/15/2017	3,705,000	3,720,913
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,973,435
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	17,659,116
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,990,673

		$51,161,489
Building - 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$7,431,000	$7,926,774
Masco Corp., 4.45%, 4/01/2025	5,390,000	5,726,875

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Masco Corp., 4.375%, 4/01/2026	$13,202,000	$14,060,130
Mohawk Industries, Inc., 3.85%, 2/01/2023	11,265,000	11,908,998
Owens Corning, Inc., 4.2%, 12/15/2022	4,120,000	4,389,769

		$44,012,546
Business Services - 2.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$15,359,352
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	15,995,938
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,482,073
Fidelity National Information Services, Inc., 5%, 3/15/2022	11,230,000	11,627,542
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	4,532,000	4,740,241
Fidelity National Information Services, Inc., 5%, 10/15/2025	9,309,000	10,772,905
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	9,235,040
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	17,052,515

		$86,265,606
Cable TV - 2.8%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	$8,610,000	$10,132,412
Comcast Corp., 4.2%, 8/15/2034	5,916,000	6,587,898
Comcast Corp., 4.65%, 7/15/2042	1,789,000	2,110,142
Comcast Corp., 4.75%, 3/01/2044	10,775,000	13,036,899
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	1,735,000	1,856,169
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,261,225
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	12,925,000	13,474,313
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,679,456
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	9,940,000	10,132,637
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	7,139,873
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,618,035
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,774,534
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,372,577
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,616,600

		$94,792,770
Chemicals - 1.0%
LYB International Finance B.V., 4.875%, 3/15/2044	$8,684,000	$9,542,431
LyondellBasell Industries N.V., 5%, 4/15/2019	4,761,000	5,158,058
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	11,412,096
Monsanto Co., 4.7%, 7/15/2064	8,975,000	8,501,228

		$34,613,813
Computer Software - 1.1%
Microsoft Corp., 3.125%, 11/03/2025	$18,500,000	$19,850,241
Oracle Corp., 3.4%, 7/08/2024	9,697,000	10,421,676
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,847,305

		$38,119,222
Computer Software - Systems - 0.4%
Apple, Inc., 4.375%, 5/13/2045	$3,713,000	$4,055,186
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,376,763

		$12,431,949
Conglomerates - 0.5%
General Electric Capital Corp., 5.5%, 1/08/2020	$2,434,000	$2,769,055
Roper Industries, Inc., 1.85%, 11/15/2017	12,204,000	12,264,080

		$15,033,135

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.3%
Hasbro, Inc., 5.1%, 5/15/2044	$9,929,000	$10,920,748
Mattel, Inc., 1.7%, 3/15/2018	2,812,000	2,824,274
Mattel, Inc., 5.45%, 11/01/2041	6,847,000	7,444,367
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	6,178,000	6,241,609
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	10,546,000	11,270,278
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	4,080,000	4,915,466

		$43,616,742
Consumer Services - 2.3%
Priceline Group, Inc., 3.65%, 3/15/2025	$17,059,000	$17,838,972
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	21,781,873
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,790,250
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,374,058
Visa, Inc., 4.15%, 12/14/2035	14,578,000	16,750,676

		$77,535,829
Containers - 1.8%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,745,900
Ball Corp., 4%, 11/15/2023	6,003,000	6,093,045
Ball Corp., 5.25%, 7/01/2025	10,370,000	11,199,600
Crown American LLC, 4.5%, 1/15/2023	15,217,000	15,730,574
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	22,182,650

		$60,951,769
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$11,434,024

Electrical Equipment - 0.3%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,492,492
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	5,906,000	6,039,859

		$10,532,351
Electronics - 2.1%
Flextronics International Ltd., 4.625%, 2/15/2020	$16,917,000	$17,762,850
Flextronics International Ltd., 4.75%, 6/15/2025	6,626,000	6,980,624
Jabil Circuit, Inc., 4.7%, 9/15/2022	3,601,000	3,682,023
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	16,491,000	16,985,730
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	9,403,000	9,738,029
Tyco Electronics Group S.A., 6.55%, 10/01/2017	2,450,000	2,594,579
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,326,282
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,722,544

		$70,792,661
Emerging Market Quasi-Sovereign - 0.3%
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	$878,000	$934,798
Comision Federal de Electricidad, 5.75%, 2/14/2042	8,403,000	8,946,590
Petroleos Mexicanos, 4.875%, 1/18/2024	18,000	18,315

		$9,899,703
Energy - Independent - 0.4%
EQT Corp., 4.875%, 11/15/2021	$7,176,000	$7,813,214
Pioneer Natural Resources Co., 7.5%, 1/15/2020	5,653,000	6,549,063

		$14,362,277

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,773,559
Exxon Mobil Corp., 2.726%, 3/01/2023	16,510,000	17,234,954

		$20,008,513
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$4,565,000	$4,605,186

Financial Institutions - 1.6%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$2,323,000	$2,482,706
CIT Group, Inc., 6.625%, 4/01/2018 (n)	7,448,000	7,913,500
GE Capital International Funding Co., 2.342%, 11/15/2020	7,038,000	7,297,428
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,567,258
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	17,100,000
Navient Corp., 6%, 1/25/2017	15,703,000	15,985,654

		$54,346,546
Food & Beverages - 6.8%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$15,541,000	$16,386,726
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	20,325,000	23,559,114
Conagra Foods, Inc., 1.9%, 1/25/2018	6,517,000	6,572,362
Constellation Brands, Inc., 7.25%, 9/01/2016	18,881,000	18,904,601
Constellation Brands, Inc., 4.25%, 5/01/2023	20,349,000	21,569,940
J.M. Smucker Co., 2.5%, 3/15/2020	2,783,000	2,863,512
J.M. Smucker Co., 3.5%, 10/15/2021	12,140,000	13,121,216
J.M. Smucker Co., 4.375%, 3/15/2045	2,974,000	3,375,526
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)	7,915,000	8,496,032
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)	6,972,000	7,128,445
Kraft Heinz Foods Co., 5%, 7/15/2035 (n)	4,020,000	4,766,438
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	17,043,390
Mead Johnson Nutrition Co., 4.125%, 11/15/2025	5,203,000	5,721,271
Molson Coors Brewing Co., 2.1%, 7/15/2021	7,092,000	7,186,189
Molson Coors Brewing Co., 4.2%, 7/15/2046	6,042,000	6,366,540
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	7,715,299
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	4,451,000	4,920,278
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	20,995,000	22,801,011
Smithfield Foods, Inc., 6.625%, 8/15/2022	4,652,000	4,920,467
SYSCO Corp., 2.5%, 7/15/2021	4,796,000	4,922,701
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,915,249
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,909,742
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	5,014,134
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,998,447

		$229,178,630
Food & Drug Stores - 1.1%
CVS Health Corp., 3.375%, 8/12/2024	$100,000	$107,143
CVS Health Corp., 2.75%, 12/01/2022	3,513,000	3,667,238
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	12,906,000	13,367,493
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	15,679,000	16,420,319
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	4,328,000	4,733,876

		$38,296,069
Forest & Paper Products - 0.7%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$15,602,136
International Paper Co., 6%, 11/15/2041	5,640,000	6,790,927
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,721,415

		$25,114,478

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 0.9%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,249,346
Wyndham Worldwide Corp., 4.25%, 3/01/2022	18,435,000	19,492,966
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,928,667

		$31,670,979
Insurance - 1.1%
American International Group, Inc., 4.7%, 7/10/2035	$9,821,000	$10,677,411
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	12,526,026
Unum Group, 7.125%, 9/30/2016	12,200,000	12,315,327
Unum Group, 4%, 3/15/2024	1,537,000	1,597,550

		$37,116,314
Insurance - Health - 2.0%
Aetna, Inc., 1.5%, 11/15/2017	$3,281,000	$3,295,059
Aetna, Inc., 2.8%, 6/15/2023	11,637,000	11,977,371
Aetna, Inc., 4.25%, 6/15/2036	8,731,000	9,038,934
Anthem, Inc., 1.875%, 1/15/2018	9,382,000	9,431,452
Humana, Inc., 7.2%, 6/15/2018	10,075,000	11,105,773
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	23,917,972

		$68,766,561
Insurance - Property & Casualty - 2.5%
Aon Corp., 6.25%, 9/30/2040	$1,832,000	$2,384,233
Aon PLC, 4.6%, 6/14/2044	2,060,000	2,212,831
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	1,810,000	2,018,387
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	8,920,000	9,308,528
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	1,838,000	1,654,751
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,576,119
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,470,802
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,807,275
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	11,848,694
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,494,367
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	9,455,392
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,007,715
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,984,790
XL Group Ltd., 5.75%, 10/01/2021	6,890,000	7,900,859
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	4,913,000	4,949,848

		$84,074,591
Major Banks - 8.5%
Bank of America Corp., 2%, 1/11/2018	$25,000,000	$25,165,125
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,834,478
Bank of America Corp., 7.625%, 6/01/2019	1,290,000	1,493,590
Bank of America Corp., 5.625%, 7/01/2020	360,000	408,233
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	18,308,853
Bank of America Corp., 4.45%, 3/03/2026	14,147,000	15,193,255
Bank of America Corp., FRN, 6.1%, 12/29/2049	13,507,000	14,121,974
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	12,092,666
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	7,916,000	8,954,476
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	4,024,019
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,643,555
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	29,730,703
JPMorgan Chase & Co., 3.25%, 9/23/2022	3,915,000	4,132,001
JPMorgan Chase & Co., 3.125%, 1/23/2025	13,262,000	13,626,453
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	10,747,000	12,102,734

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 2.5%, 4/21/2021	$7,620,000	$7,708,179
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,471,551
Morgan Stanley, 3.125%, 7/27/2026	13,247,000	13,341,345
Morgan Stanley, 3.95%, 4/23/2027	9,795,000	10,118,098
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,712,126
PNC Funding Corp., 5.625%, 2/01/2017	7,355,000	7,514,008
Regions Financial Corp., 2%, 5/15/2018	15,862,000	15,909,110
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,938,840
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	14,053,929
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/29/2049	6,631,000	7,302,389
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	9,738,000	10,383,142

		$285,284,832
Medical & Health Technology & Services - 3.1%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$3,161,000	$3,438,953
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	11,648,226
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,530,000	5,592,212
Fresenius U.S. Finance II, Inc., 6.5%, 9/15/2018 (n)	7,266,000	7,924,300
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)	1,610,000	1,698,550
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,476,325
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,634,980
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	5,053,475
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	9,083,466
McKesson Corp., 5.7%, 3/01/2017	5,010,000	5,142,339
McKesson Corp., 7.5%, 2/15/2019	920,000	1,056,377
McKesson Corp., 2.7%, 12/15/2022	2,842,000	2,902,944
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,214,642
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,752,167
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	11,190,000	11,525,700
Universal Health Services, Inc., 5%, 6/01/2026 (n)	7,502,000	7,727,060

		$103,871,716
Medical Equipment - 1.6%
Medtronic, Inc., 3.5%, 3/15/2025	$32,749,000	$35,863,299
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,982,364
Zimmer Holdings, Inc., 4.45%, 8/15/2045	12,279,000	13,125,404

		$52,971,067
Metals & Mining - 1.6%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,426,153
Barrick Gold Corp., 4.1%, 5/01/2023	4,188,000	4,493,347
Barrick North America Finance LLC, 4.4%, 5/30/2021	4,188,000	4,584,185
Barrick North America Finance LLC, 5.7%, 5/30/2041	3,969,000	4,345,301
Barrick North America Finance LLC, 5.75%, 5/01/2043	8,005,000	9,293,028
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/2022	3,016,000	2,578,680
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,001,716
Southern Copper Corp., 6.75%, 4/16/2040	2,884,000	3,115,265
Southern Copper Corp., 5.25%, 11/08/2042	11,462,000	10,615,508

		$52,453,183
Midstream - 3.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$12,850,000	$13,683,965
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	10,295,534
Energy Transfer Partners LP, 9.7%, 3/15/2019	1,560,000	1,799,423
Energy Transfer Partners LP, 5.2%, 2/01/2022	2,477,000	2,642,684

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Energy Transfer Partners LP, 6.5%, 2/01/2042	$2,418,000	$2,557,417
Energy Transfer Partners LP, 5.15%, 2/01/2043	8,888,000	8,286,185
Enterprise Products Operating LLC, 5.2%, 9/01/2020	2,000,000	2,258,868
Enterprise Products Operating LLC, 3.9%, 2/15/2024	2,924,000	3,109,727
Enterprise Products Operating LLC, 4.45%, 2/15/2043	4,527,000	4,538,870
Enterprise Products Operating LLC, 4.85%, 3/15/2044	3,231,000	3,390,653
Enterprise Products Partners LP, 6.3%, 9/15/2017	2,590,000	2,724,255
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	1,472,000	1,553,198
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	4,075,000	4,762,652
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,851,740
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	5,018,000	5,617,932
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	3,745,000	3,824,038
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,188,869
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,087,061
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	5,922,000	5,684,386
ONEOK Partners LP, 2%, 10/01/2017	7,668,000	7,674,134
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	13,122,300
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,283,322
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (z)	3,812,000	3,912,065
Spectra Energy Capital LLC, 8%, 10/01/2019	5,750,000	6,661,116
Sunoco Logistics Partners LP, 5.3%, 4/01/2044	2,984,000	2,942,513

		$122,452,907
Natural Gas - Distribution - 0.5%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,781,589
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,977,841

		$16,759,430
Network & Telecom - 3.8%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,916,724
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	16,701,791
AT&T, Inc., 5.65%, 2/15/2047	17,526,000	20,887,171
Verizon Communications, Inc., 4.5%, 9/15/2020	25,714,000	28,594,559
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	8,067,386
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,798,343
Verizon Communications, Inc., 5.05%, 3/15/2034	8,076,000	9,105,351
Verizon Communications, Inc., 6%, 4/01/2041	4,310,000	5,475,769
Verizon Communications, Inc., 6.55%, 9/15/2043	15,460,000	21,034,304

		$128,581,398
Oils - 1.0%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,771,100
Marathon Petroleum Corp., 4.75%, 9/15/2044	6,090,000	5,322,666
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	16,131,268

		$33,225,034
Other Banks & Diversified Financials - 3.2%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$6,836,990
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	8,400,000	8,662,307
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,426,780
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	10,114,156
Citizens Financial Group, Inc., 4.3%, 12/03/2025	9,478,000	10,060,489
Discover Bank, 7%, 4/15/2020	17,724,000	20,164,364
Discover Bank, 3.45%, 7/27/2026	16,852,000	16,977,345
Discover Financial Services, 3.95%, 11/06/2024	300,000	310,202

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Discover Financial Services, 3.75%, 3/04/2025	$3,622,000	$3,704,603
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	3,146,000	3,946,909
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	3,304,000	3,292,591
Macquarie Group Ltd., 3%, 12/03/2018 (n)	2,352,000	2,413,201
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,305,000	12,759,633
U.S. Bancorp, 3%, 3/15/2022	2,601,000	2,760,501

		$109,430,071
Personal Computers & Peripherals - 0.7%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$6,229,792
Equifax, Inc., 3.3%, 12/15/2022	14,996,000	15,891,366

		$22,121,158
Pharmaceuticals - 5.2%
Actavis Funding SCS, 3.45%, 3/15/2022	$6,859,000	$7,213,727
Actavis Funding SCS, 4.75%, 3/15/2045	9,431,000	10,448,397
Actavis, Inc., 1.875%, 10/01/2017	3,180,000	3,202,346
Actavis, Inc., 3.25%, 10/01/2022	4,118,000	4,296,099
Actavis, Inc., 4.625%, 10/01/2042	4,240,000	4,674,935
Biogen, Inc., 3.625%, 9/15/2022	12,455,000	13,370,268
Celgene Corp., 2.875%, 8/15/2020	18,498,000	19,225,878
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	24,838,000	26,314,793
Gilead Sciences, Inc., 3.7%, 4/01/2024	10,392,000	11,284,413
Gilead Sciences, Inc., 3.65%, 3/01/2026	21,622,000	23,588,716
Gilead Sciences, Inc., 4.5%, 2/01/2045	4,419,000	4,988,348
Johnson & Johnson, 2.05%, 3/01/2023	9,205,000	9,484,059
Mylan, Inc., 2.55%, 3/28/2019	3,618,000	3,686,963
Mylan, Inc., 3.125%, 1/15/2023 (n)	3,000,000	3,008,913
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023	11,183,000	11,376,969
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	8,800,000	8,992,914
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	9,080,000	9,349,603

		$174,507,341
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$7,193,221

Railroad & Shipping - 0.8%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$12,809,834
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,682,761
CSX Corp., 7.375%, 2/01/2019	5,360,000	6,148,515

		$25,641,110
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/2024	$6,222,000	$6,331,812

Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$6,162,000	$6,443,745
Boston Properties LP, REIT, 3.85%, 2/01/2023	3,562,000	3,857,664
Vornado Realty LP, REIT, 2.5%, 6/30/2019	3,697,000	3,757,272

		$14,058,681
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/2023	$2,843,000	$3,061,880
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	3,783,000	3,891,167

		$6,953,047

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.9%
DDR Corp., REIT, 3.625%, 2/01/2025	$6,848,000	$6,943,215
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	9,465,000	9,514,994
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	5,828,000	7,080,793
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	7,340,000	8,152,553

		$31,691,555
Restaurants - 0.4%
McDonald’s Corp., 4.875%, 12/09/2045	$11,641,000	$13,911,239
YUM! Brands, Inc., 5.35%, 11/01/2043	281,000	238,850

		$14,150,089
Retailers - 4.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$9,077,000	$8,237,532
Best Buy Co., Inc., 5%, 8/01/2018	8,415,000	8,919,900
Best Buy Co., Inc., 5.5%, 3/15/2021	13,129,000	14,343,432
Dollar General Corp., 4.125%, 7/15/2017	21,009,000	21,560,612
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	6,103,261
Gap, Inc., 5.95%, 4/12/2021	16,238,000	17,316,593
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	15,265,000	15,608,463
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,770,870
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	12,970,103
L Brands, Inc., 6.875%, 11/01/2035	3,949,000	4,187,915
Limited Brands, Inc., 7%, 5/01/2020	11,059,000	12,717,850
Limited Brands, Inc., 5.625%, 2/15/2022	3,218,000	3,547,845

		$133,284,376
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$614,723
Ecolab, Inc., 4.35%, 12/08/2021	4,000,000	4,517,860

		$5,132,583
Telecommunications - Wireless - 2.8%
American Tower Corp., REIT, 4.5%, 1/15/2018	$5,760,000	$6,017,236
American Tower Corp., REIT, 4.7%, 3/15/2022	7,973,000	8,858,529
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,161,243
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	13,233,617
CC Holdings GS V LLC, 2.381%, 12/15/2017	5,000,000	5,053,295
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,231,096
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	17,038,891
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,400,000	1,528,069
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,741,083
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,134,544

		$93,997,603
Tobacco - 2.5%
Altria Group, Inc., 4%, 1/31/2024	$3,204,000	$3,621,452
B.A.T. International Finance PLC, 2.125%, 6/07/2017 (n)	8,948,000	9,020,720
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	17,708,000	19,480,217
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	9,820,282
Reynolds American, Inc., 2.3%, 8/21/2017	9,055,000	9,156,271
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	7,699,897
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,922,310
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,676,864
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,931,343
Reynolds American, Inc., 4.45%, 6/12/2025	4,045,000	4,566,906

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 5.7%, 8/15/2035	$4,634,000	$5,837,533

		$82,733,795
Transportation - Services - 0.4%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$1,400,000	$1,479,926
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,391,000	2,583,478
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,679,000	5,119,847
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,989,891
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,850,000	2,020,098

		$14,193,240
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes, 2.375%, 8/15/2024	$10,000,000	$10,769,530

Utilities - Electric Power - 4.0%
Alabama Power Co., 4.15%, 8/15/2044	$4,231,000	$4,744,318
American Electric Power Co., Inc., 1.65%, 12/15/2017	8,244,000	8,269,729
Berkshire Hathaway Energy, 4.5%, 2/01/2045	5,432,000	6,245,996
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,900,883
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,867,031
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,639,471
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	2,250,153
Duke Energy Corp., 1.625%, 8/15/2017	3,267,000	3,281,819
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,830,000	4,102,543
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,440,950
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)	3,920,000	4,012,418
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)	4,478,000	4,700,776
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,722,790
PPL Capital Funding, Inc., 3.1%, 5/15/2026	14,911,000	15,215,289
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	6,073,380
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,341,268
PSEG Power LLC, 5.32%, 9/15/2016	1,727,000	1,735,573
PSEG Power LLC, 3%, 6/15/2021	15,200,000	15,694,988
Southern Co., 2.95%, 7/01/2023	8,880,000	9,217,777
Southern Co., 4.4%, 7/01/2046	13,396,000	14,840,946
Waterford 3 Funding Corp., 8.09%, 1/02/2017	2,119,476	2,118,200

		$136,416,298
Total Bonds		$3,153,137,193

Floating Rate Loans (g)(r) - 2.0%
Aerospace - 0.4%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$14,961,240	$14,935,522

Automotive - 0.4%
Allison Transmission, Inc., Term Loan B3, 3.5%, 8/23/2019	$13,439,350	$13,445,465

Containers - 0.4%
Berry Plastics Group, Inc., Term Loan G, 3.5%, 1/06/2021	$13,473,810	$13,501,876

Gaming & Lodging - 0.4%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/26/2020	$13,473,810	$13,498,144

Medical & Health Technology & Services - 0.4%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$13,439,526	$13,470,329
Total Floating Rate Loans		$68,851,336

10

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	3,048	$10,272

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)			148,080,586	$148,080,586
Total Investments				$3,370,079,387
Other Assets, Less Liabilities - 0.2%				5,463,581
Net Assets - 100.0%				$3,375,542,968

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $466,017,912 representing 13.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.093%, 12/28/2040	3/01/06	$1,423,602	$1,028,914
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	122,503	25,069
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025	1/29/03	4,804	13,071
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	6/08/16	3,812,000	3,912,065
Total Restricted Securities			$4,979,119
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,272	$—	$—	$10,272
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	10,769,530	—	10,769,530
Non-U.S. Sovereign Debt	—	9,899,703	—	9,899,703
U.S. Corporate Bonds	—	2,802,406,698	—	2,802,406,698
Residential Mortgage-Backed Securities	—	25,069	—	25,069
Commercial Mortgage-Backed Securities	—	6,842,995	—	6,842,995
Asset-Backed Securities (including CDOs)	—	4,676,900	—	4,676,900
Foreign Bonds	—	318,516,298	—	318,516,298
Floating Rate Loans	—	68,851,336	—	68,851,336
Mutual Funds	148,080,586	—	—	148,080,586
Total Investments	$148,090,858	$3,221,988,529	$—	$3,370,079,387

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,209,954,556
Gross unrealized appreciation	176,133,907
Gross unrealized depreciation	(16,009,076)
Net unrealized appreciation (depreciation)	$160,124,831

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	185,634,149	243,470,811	(281,024,374)	148,080,586

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$151,366	$148,080,586

13

QUARTERLY REPORT

July 31, 2016

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 92.8%
Asset-Backed & Securitized - 13.2%
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/2018	$74,878	$74,867
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	2,461,026	2,460,320
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	527,336	526,285
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	4,279,000	4,284,636
Babson Ltd., CLO, “A1”, FRN, 0.904%, 1/18/2021 (n)	413,902	410,614
Bayview Commercial Asset Trust, FRN, 0.798%, 8/25/2035 (z)	610,426	530,276
Bayview Commercial Asset Trust, FRN, 0.758%, 4/25/2036 (z)	529,978	476,230
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	2,538,247	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	1,138,798	1,132,676
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.093%, 12/28/2040 (z)	681,676	492,684
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.807%, 2/21/2017	1,451,663	1,451,787
CarMax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/2018	68,658	68,648
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.631%, 3/15/2028 (n)	3,674,000	3,691,706
Chesapeake Funding LLC, “A”, FRN, 0.92%, 1/07/2025 (n)	1,639,621	1,639,142
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.97%, 2/07/2027 (n)	4,332,990	4,325,066
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	3,440,000	3,445,706
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	1,131,550	1,139,183
CNH Wholesale Master Note Trust, “A”, FRN, 1.081%, 8/15/2019 (n)	8,000,000	8,000,565
Commercial Mortgage Asset Trust, FRN, 0.484%, 1/17/2032 (i)(z)	2,535,083	4,404
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	5,056,000	5,081,381
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	3,480,000	3,488,855
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	1,774,862	1,826,082
Credit-Based Asset Servicing & Securitization LLC, 4.023%, 12/25/2035	473,726	468,715
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.737%, 1/25/2037 (q)	2,323,626	1,149,488
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 3/25/2037 (q)	3,322,597	1,818,963
CWCapital Cobalt Ltd., “A4”, FRN, 5.765%, 5/15/2046	2,492,487	2,561,815
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	2,066,247	2,065,944
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (z)	3,240,000	3,238,447
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	1,423,736	1,420,505
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	974,973	975,461
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	1,608,892	1,605,553
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	1,619,627	1,622,191
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	3,550,379	3,576,544
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,498,000	1,526,860
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	8,877,000	9,072,361
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.881%, 1/15/2020	5,870,000	5,865,922
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.867%, 7/20/2019	10,644,000	10,616,546
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	4,676,827	4,679,308
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/2018 (n)	692,926	692,360
GO Financial Auto Securitization Trust, 2015-2, “A”, 11/19/15, 3.27%, 11/15/2018 (n)	1,651,627	1,647,960
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.024%, 12/10/2027 (n)	1,858,792	1,858,249
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	3,220,000	3,232,017
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/2017	388,350	388,332
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)	2,861,905	2,861,936
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	2,679,993	2,680,487
IMPAC CMB Trust, FRN, 1.228%, 11/25/2034	193,366	186,590
IMPAC CMB Trust, FRN, 1.408%, 11/25/2034	203,544	187,999
IMPAC Secured Assets Corp., FRN, 0.838%, 5/25/2036	566,658	509,015
Interstar Millennium Trust, FRN, 1.056%, 3/14/2036	133,330	126,943
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	3,470,552	3,518,324
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	800,432	800,228
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	2,038,836	2,038,342

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
LB Commercial Conduit Mortgage Trust, FRN, 1.463%, 10/15/2035 (i)	$1,878,925	$43,785
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.226%, 10/20/2026 (z)	2,689,002	2,677,098
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	3,678,505	3,658,531
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	4,035,430	4,036,782
Mercedes-Benz Master Owner Trust, 2016-AA, “A, FRN, 1.061%, 5/15/2020 (n)	5,650,000	5,659,348
Merrill Lynch Mortgage Investors, Inc., 4.79%, 2/25/2037 (q)	1,933,810	364,134
Morgan Stanley Capital I, Inc., FRN, 1.439%, 3/15/2031 (i)(z)	221,999	21
Motor PLC, 2014-1A, “A1”, FRN, 0.968%, 8/25/2021 (n)	125,029	124,999
Motor PLC, 2015-1A, “A1”, FRN, 1.088%, 6/25/2022 (n)	3,726,236	3,718,180
Nationstar HECM Loan Trust, 2015-2A, “A”, 11/19/15, 2.883%, 11/25/2025 (n)	1,305,008	1,305,008
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	1,590,153	1,590,152
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.581%, 12/15/2025 (n)	1,988,065	1,994,481
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.088%, 6/25/2065 (z)	2,926,509	2,931,627
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	6,561,000	6,546,421
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	2,840,000	2,838,957
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	869,891	879,429
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.475%, 12/25/2036 (q)	1,637,710	923,327
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	2,150,000	2,150,278
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	2,353,505	2,362,451
Suntrust Auto Receivables Trust, 0.99%, 6/15/2018 (n)	2,571,958	2,572,518
Sway Residential Trust, 2014-1, “A”, FRN, 1.782%, 1/17/2032 (n)	3,566,639	3,558,157
Thornburg Mortgage Securities Trust, FRN, 1.168%, 4/25/2043	558,317	545,371
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/2017	628,206	628,111
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.732%, 5/17/2032 (n)	3,085,526	3,053,773
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (z)	5,740,000	5,741,435
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.831%, 7/22/2019 (n)	11,000,000	10,919,107
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	3,652,000	3,659,015
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	1,729,555	1,727,121

		$193,754,135
Automotive - 5.2%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,657,917
American Honda Finance Corp., FRN, 1.097%, 9/20/2017	2,150,000	2,156,652
American Honda Finance Corp., FRN, 1.157%, 10/07/2016	3,010,000	3,012,664
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	2,680,000	2,702,587
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	3,810,000	3,842,454
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,237,842
Daimler Finance North America LLC, FRN, 1.317%, 8/01/2016 (n)	5,040,000	5,040,000
Daimler Finance North America LLC, FRN, 0.977%, 8/01/2017 (n)	4,000,000	3,991,152
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,901,777
Ford Motor Credit Co. LLC, FRN, 1.181%, 9/08/2017	4,890,000	4,881,071
Ford Motor Credit Co. LLC, FRN, 1.605%, 1/09/2018	2,600,000	2,600,871
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,663,955
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,636,270
Nissan Motor Acceptance Corp., FRN, 1.34%, 9/26/2016 (n)	5,500,000	5,505,099
Nissan Motor Acceptance Corp., FRN, 1.231%, 3/03/2017 (n)	3,030,000	3,031,615
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,888,232
Toyota Motor Credit Corp., FRN, 1.069%, 1/17/2019	5,320,000	5,320,165
Volkswagen Group of America Finance LLC, FRN, 1.024%, 5/23/2017 (n)	3,620,000	3,604,734
Volkswagen Group of America Finance LLC, FRN, 1.076%, 11/20/2017 (n)	3,000,000	2,970,657
Volkswagen International Finance N.V., 1.125%, 11/18/2016 (n)	2,580,000	2,579,461

		$76,225,175
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$3,800,000	$3,804,549

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,873,412

Brokerage & Asset Managers - 0.7%
Franklin Resources, Inc., 1.375%, 9/15/2017	$1,222,000	$1,227,248
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	4,908,000	5,129,739
NYSE Euronext, 2%, 10/05/2017	3,266,000	3,295,237

		$9,652,224
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.961%, 3/03/2017	$6,150,000	$6,160,406
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	1,580,000	1,620,570

		$7,780,976
Chemicals - 1.2%
CF Industries, Inc., 6.875%, 5/01/2018	$6,972,000	$7,554,650
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	4,320,000	4,315,291
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,453,378
LyondellBasell Industries N.V., 5%, 4/15/2019	1,740,000	1,885,113

		$17,208,432
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,692,764
Intuit, Inc., 5.75%, 3/15/2017	1,220,000	1,255,807
Microsoft Corp., 2%, 11/03/2020	8,646,000	8,881,604

		$13,830,175
Computer Software - Systems - 0.4%
Apple, Inc., 1.7%, 2/22/2019	$2,110,000	$2,147,035
Apple, Inc., FRN, 0.887%, 5/03/2018	3,720,000	3,727,630

		$5,874,665
Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,659,000	$1,666,817
Fortive Corp., 1.8%, 6/15/2019 (z)	1,790,000	1,803,958
Roper Industries, Inc., 1.85%, 11/15/2017	3,978,000	3,997,584

		$7,468,359
Consumer Products - 1.4%
Clorox Co., 5.95%, 10/15/2017	$1,305,000	$1,379,946
Mattel, Inc., 1.7%, 3/15/2018	1,041,000	1,045,544
Mattel, Inc., 2.5%, 11/01/2016	2,030,000	2,036,928
Newell Brands, Inc., 2.6%, 3/29/2019	2,782,000	2,861,148
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	2,748,000	2,776,293
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	4,240,000	4,361,998
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,638,929

		$20,100,786
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$3,189,000	$3,207,177

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$2,270,000	$2,274,642
Arrow Electronics, Inc., 3%, 3/01/2018	1,326,000	1,345,882
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	4,611,000	4,641,294

		$8,261,818

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 0.7%
Intel Corp., 1.35%, 12/15/2017	$6,765,000	$6,807,004
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,500,000	1,526,802
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,437,525

		$10,771,331
Emerging Market Quasi-Sovereign - 0.9%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,867,336
Korea Gas Corp., 2.25%, 7/25/2017 (n)	2,750,000	2,774,813
Petroleos Mexicanos, 3.125%, 1/23/2019	2,522,000	2,538,393
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,470,874

		$13,651,416
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (z)	$4,400,000	$4,433,440

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	$896,000	$939,415

Energy - Integrated - 1.7%
BG Energy Capital PLC, 2.875%, 10/15/2016 (n)	$4,300,000	$4,314,749
BP Capital Markets PLC, 2.521%, 1/15/2020	3,049,000	3,155,441
Chevron Corp., 1.104%, 12/05/2017	3,658,000	3,661,541
Shell International Finance B.V., 1.125%, 8/21/2017	3,430,000	3,435,155
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,714,194
Shell International Finance B.V., FRN, 0.836%, 11/15/2016	2,740,000	2,741,260
Total Capital International S.A., 1.5%, 2/17/2017	1,670,000	1,675,569

		$24,697,909
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$3,370,000	$3,391,784
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	1,208,000	1,212,274

		$4,604,058
Food & Beverages - 5.0%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$4,921,000	$5,000,336
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	5,173,000	5,358,457
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	6,321,000	6,339,653
Diageo Capital PLC, 1.5%, 5/11/2017	2,750,000	2,761,330
General Mills, Inc., 1.4%, 10/20/2017	5,400,000	5,428,296
H.J. Heinz Co., 1.6%, 6/30/2017 (n)	4,980,000	5,001,389
Ingredion, Inc., 1.8%, 9/25/2017	2,092,000	2,105,441
J.M. Smucker Co., 1.75%, 3/15/2018	1,750,000	1,762,717
Kraft Foods Group, Inc., 6.125%, 8/23/2018	7,435,000	8,132,730
Mead Johnson Nutrition Co., 3%, 11/15/2020	1,388,000	1,460,269
Molson Coors Brewing Co., 2%, 5/01/2017	2,697,000	2,711,464
Pernod-Ricard S.A., 2.95%, 1/15/2017 (n)	8,690,000	8,749,179
SABMiller Holdings, Inc., 2.45%, 1/15/2017 (n)	2,060,000	2,074,449
SABMiller Holdings, Inc., FRN, 1.327%, 8/01/2018 (n)	5,700,000	5,696,546
Tyson Foods, Inc., 2.65%, 8/15/2019	3,257,000	3,346,437
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	3,190,000	3,179,862
Wm. Wrigley Jr. Co., 1.4%, 10/21/2016 (n)	3,712,000	3,716,566
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	535,526

		$73,360,647

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.8%
CVS Health Corp., 1.2%, 12/05/2016	$2,800,000	$2,803,903
CVS Health Corp., 1.9%, 7/20/2018	3,920,000	3,977,118
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	4,780,000	4,820,912

		$11,601,933
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$3,473,000	$3,499,423

Insurance - 1.8%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,088,902
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,390,498
MetLife Global Funding I, FRN, 1.045%, 4/10/2017 (n)	4,820,000	4,825,514
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,901,182
Prudential Financial, Inc., FRN, 1.406%, 8/15/2018	3,690,000	3,682,343
Unum Group, 3%, 5/15/2021	4,050,000	4,158,414
Voya Financial, Inc., 2.9%, 2/15/2018	1,917,000	1,954,696

		$27,001,549
Insurance - Health - 0.7%
Aetna, Inc., 1.5%, 11/15/2017	$674,000	$676,888
Aetna, Inc., 1.9%, 6/07/2019	5,990,000	6,068,463
UnitedHealth Group, Inc., 1.45%, 7/17/2017	3,910,000	3,927,356

		$10,672,707
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$3,180,000	$3,247,518

International Market Quasi-Sovereign - 2.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$4,070,000	$4,096,862
Dexia Credit Local S.A., 1.25%, 10/18/2016 (n)	5,210,000	5,213,449
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,108,993
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	4,018,972
KFW Government Development Banks, 0.875%, 4/19/2018	3,949,000	3,952,969
KFW Government Development Banks, 1.125%, 11/16/2018	4,000,000	4,021,692
Kommunalbanken A.S., 0.75%, 11/21/2016 (n)	3,860,000	3,859,591
Kommunalbanken A.S., FRN, 0.881%, 10/31/2016 (n)	4,360,000	4,360,759
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	3,160,000	3,186,386
Statoil A.S.A., 1.8%, 11/23/2016	2,350,000	2,356,632
Statoil A.S.A., FRN, 0.916%, 5/15/2018	1,205,000	1,204,218
Statoil A.S.A., FRN, 1.092%, 11/08/2018	3,010,000	2,994,646

		$41,375,169
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$6,840,000	$6,846,156
Kingdom of Sweden, 1%, 2/27/2018 (n)	3,500,000	3,508,841
Republic of Finland, 1%, 4/23/2019 (n)	2,510,000	2,516,769

		$12,871,766
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$913,638
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,224,681

		$3,138,319
Local Authorities - 0.4%
Kommuninvest i Sverige AB, 0.875%, 12/13/2016 (n)	$6,350,000	$6,351,270

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 13.9%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$6,820,000	$6,921,563
Bank of America Corp., 6.5%, 8/01/2016	2,625,000	2,625,000
Bank of America Corp., 6%, 9/01/2017	8,000,000	8,384,704
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,587,970
Bank of America Corp., 1.75%, 6/05/2018	3,330,000	3,353,919
Bank of Montreal, FRN, 1.265%, 4/09/2018	1,990,000	1,992,923
Bank of Montreal, FRN, 1.329%, 7/18/2019	5,650,000	5,656,531
Barclays PLC, 3.25%, 1/12/2021	5,596,000	5,668,104
BNP Paribas, FRN, 1.246%, 12/12/2016	1,280,000	1,281,935
BNP Paribas, FRN, 1.136%, 3/17/2017	3,010,000	3,008,826
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,400,272
Commonwealth Bank of Australia, FRN, 1.147%, 9/20/2016 (n)	4,820,000	4,822,651
Commonwealth Bank of Australia, FRN, 1.016%, 3/13/2017 (n)	1,510,000	1,510,997
Commonwealth Bank of Australia, FRN, 0.931%, 9/08/2017 (n)	6,000,000	5,998,236
Credit Suisse New York, 1.75%, 1/29/2018	3,950,000	3,955,443
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	4,010,000	4,037,769
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	4,190,000	4,245,145
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,161,662
Goldman Sachs Group, Inc., FRN, 1.324%, 5/22/2017	1,660,000	1,662,503
Goldman Sachs Group, Inc., FRN, 1.951%, 4/30/2018	2,310,000	2,329,173
Goldman Sachs Group, Inc., FRN, 1.726%, 11/15/2018	8,280,000	8,338,788
Goldman Sachs Group, Inc., FRN, 1.735%, 10/23/2019	5,010,000	5,008,216
HSBC Bank PLC, FRN, 1.266%, 5/15/2018 (n)	5,132,000	5,106,119
Huntington National Bank, FRN, 1.14%, 4/24/2017	7,240,000	7,233,962
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,750,278
ING Bank N.V., 3.75%, 3/07/2017 (n)	2,644,000	2,683,604
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	5,021,534
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	4,075,796
JPMorgan Chase & Co., 2%, 8/15/2017	2,087,000	2,104,472
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,452,300
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,908,868
Mizuho Bank Ltd., FRN, 1.09%, 9/25/2017 (n)	2,500,000	2,489,268
Mizuho Bank Ltd., FRN, 1.886%, 10/20/2018 (n)	4,060,000	4,084,945
Morgan Stanley, 2.65%, 1/27/2020	3,780,000	3,869,616
Morgan Stanley, FRN, 2.012%, 2/01/2019	6,200,000	6,302,381
Morgan Stanley, FRN, 1.455%, 7/23/2019	7,840,000	7,812,819
PNC Bank N.A., 1.3%, 10/03/2016	3,180,000	3,180,846
PNC Bank N.A., 1.15%, 11/01/2016	4,550,000	4,551,961
PNC Bank N.A., 1.5%, 10/18/2017	3,500,000	3,512,971
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,253,269
Royal Bank of Canada, FRN, 1.117%, 9/09/2016	2,920,000	2,921,930
Royal Bank of Canada, FRN, 1.358%, 12/10/2018	8,210,000	8,209,475
Sumitomo Mitsui Banking Corp., FRN, 0.985%, 7/11/2017	6,000,000	5,997,576
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,851,812
Toronto-Dominion Bank, 1.319%, 8/13/2019	3,170,000	3,172,257
Wells Fargo & Co., FRN, 0.921%, 9/08/2017	5,020,000	5,015,005
Wells Fargo Bank N.A., FRN, 1.442%, 1/22/2018	3,900,000	3,920,081
Westpac Banking Corp., 2%, 8/14/2017	1,780,000	1,797,309
Westpac Banking Corp., FRN, 0.955%, 5/19/2017	5,730,000	5,731,266

		$204,964,050
Medical & Health Technology & Services - 1.1%
Becton, Dickinson and Co., 1.75%, 11/08/2016	$2,030,000	$2,034,604
Becton, Dickinson and Co., 1.45%, 5/15/2017	1,900,000	1,906,236
Becton, Dickinson and Co., 1.8%, 12/15/2017	3,810,000	3,836,434

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Catholic Health Initiatives, 1.6%, 11/01/2017	$2,480,000	$2,482,406
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,302,016

		$15,561,696
Medical Equipment - 0.4%
Medtronic, Inc., 1.5%, 3/15/2018	$3,230,000	$3,255,985
Zimmer Holdings, Inc., 2%, 4/01/2018	3,210,000	3,229,173

		$6,485,158
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/2017	$4,750,000	$4,726,250
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	1,620,000	1,599,750
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,949,938

		$9,275,938
Midstream - 1.0%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$1,930,000	$1,945,222
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,118,957
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,430,191
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	2,750,000	2,761,006
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,625,572
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	2,847,000	2,863,171

		$14,744,119
Mortgage-Backed - 1.6%
Fannie Mae, 6.5%, 9/01/2016 - 6/01/2017	$66,276	$67,184
Fannie Mae, 7%, 9/01/2016	3,144	3,147
Fannie Mae, 5.5%, 12/01/2016 - 2/01/2019	202,280	206,823
Fannie Mae, 1.114%, 2/25/2017	2,530,915	2,531,697
Fannie Mae, 6%, 3/01/2017 - 12/01/2017	74,943	75,861
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	1,086,619	1,145,842
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	809,295	856,217
Fannie Mae, 3%, 5/01/2030	8,337,199	8,749,609
Fannie Mae, FRN, 0.689%, 5/25/2018	3,493,338	3,484,040
Fannie Mae, FRN, 0.838%, 5/25/2018	3,495,661	3,493,798
Fannie Mae, FRN, 2.835%, 2/01/2033	28,831	29,625
Fannie Mae, FRN, 2.73%, 3/01/2033	87,584	89,259
Fannie Mae, FRN, 2.854%, 5/01/2033	307,916	324,844
Freddie Mac, 1.655%, 11/25/2016	132,833	132,808
Freddie Mac, 6%, 4/01/2017 - 8/01/2017	30,827	31,171
Freddie Mac, 1.426%, 8/25/2017	800,564	802,454
Freddie Mac, 5.5%, 9/01/2017 - 6/01/2025	667,786	722,124
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	535,506	560,804
Ginnie Mae, FRN, 1.875%, 7/20/2032	101,360	105,334

		$23,412,641
Network & Telecom - 2.8%
AT&T, Inc., 2.4%, 8/15/2016	$2,750,000	$2,751,361
AT&T, Inc., 2.4%, 3/15/2017	3,360,000	3,387,965
AT&T, Inc., 2.3%, 3/11/2019	4,270,000	4,363,752
AT&T, Inc., 2.45%, 6/30/2020	2,100,000	2,150,419
AT&T, Inc., FRN, 1.577%, 11/27/2018	3,850,000	3,874,640
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	3,040,398
Verizon Communications, Inc., 1.35%, 6/09/2017	4,000,000	4,010,520
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,082,509

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., FRN, 2.182%, 9/15/2016	$7,500,000	$7,514,453
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	9,145,000	9,258,837

		$41,434,854
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$3,010,000	$3,035,913
Transocean, Inc., 6.8%, 12/15/2016	2,810,000	2,817,025

		$5,852,938
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,824,915

Other Banks & Diversified Financials - 11.1%
Banco Santander Chile, FRN, 1.565%, 4/11/2017 (n)	$3,830,000	$3,830,000
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.267%, 9/09/2016 (n)	6,220,000	6,223,452
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,050,506
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,669,836
Banque Federative du Credit Mutuel, FRN, 1.593%, 10/28/2016 (n)	2,780,000	2,784,226
Banque Federative du Credit Mutuel, FRN, 1.546%, 1/20/2017 (n)	4,860,000	4,870,536
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,560,550
BPCE S.A., 1.625%, 1/26/2018	4,410,000	4,426,745
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,688,619
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,640,923
Capital One Bank (USA) N.A., FRN, 1.313%, 2/05/2018	4,420,000	4,412,269
Capital One Financial Corp., 2.45%, 4/24/2019	1,880,000	1,921,909
Citigroup, Inc., FRN, 1.431%, 4/08/2019	9,150,000	9,155,234
Citigroup, Inc., FRN, 0%, 8/02/2021	1,210,000	1,214,684
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,064,625
Citizens Bank N.A., 2.5%, 3/14/2019	800,000	813,466
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	862,408
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,304,666
Fifth Third Bancorp, 1.35%, 6/01/2017	8,500,000	8,520,723
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,885,916
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,189,223
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,346,150
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,578,877
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	1,950,000	1,954,549
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,039,547
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,722,137
Lloyds Bank PLC, 1.702%, 1/22/2019	6,220,000	6,197,676
Macquarie Bank Ltd., FRN, 1.364%, 10/27/2017 (n)	3,790,000	3,785,024
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,133,653
National Bank of Canada, FRN, 1.496%, 12/14/2018	5,040,000	5,059,752
Nordea Bank AB, FRN, 1.013%, 4/04/2017 (n)	2,900,000	2,900,919
Rabobank Nederland N.V., 3.375%, 1/19/2017	3,967,000	4,009,169
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,463,181
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,515,600
Svenska Handelsbanken AB, 2.875%, 4/04/2017	3,548,000	3,592,911
Svenska Handelsbanken AB, FRN, 1.112%, 9/23/2016	4,500,000	4,503,254
Swedbank AB, 2.125%, 9/29/2017 (n)	10,851,000	10,956,656
Synchrony Financial, 1.875%, 8/15/2017	2,830,000	2,834,132
UBS AG, FRN, 1.006%, 8/14/2017	6,250,000	6,240,700
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,326,348
UBS Group Funding Ltd., FRN, 2.08%, 9/24/2020 (n)	4,020,000	4,000,776

		$164,251,527

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$1,563,000	$1,581,736

Pharmaceuticals - 3.7%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,806,547
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,681,950
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,495,720
Actavis, Inc., 1.875%, 10/01/2017	2,240,000	2,255,740
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	4,000,000	4,004,684
Biogen, Inc., 2.9%, 9/15/2020	3,400,000	3,556,420
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	3,507,000	3,506,414
Celgene Corp., 2.125%, 8/15/2018	4,900,000	4,971,143
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,157,656
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,833,504
Mylan N.V., 2.5%, 6/07/2019 (n)	2,500,000	2,545,603
Mylan, Inc., 1.35%, 11/29/2016	1,785,000	1,785,987
Sanofi, 1.25%, 4/10/2018	5,060,000	5,087,364
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	4,100,000	4,124,489

		$54,813,221
Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,331,153

Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,703,084

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$2,000,000	$2,008,676
Vornado Realty LP, REIT, 2.5%, 6/30/2019	2,848,000	2,894,431

		$4,903,107
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,935,000	$1,945,221
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	2,730,000	2,737,494

		$4,682,715
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$2,810,000	$2,868,133

Retailers - 0.5%
Dollar General Corp., 4.125%, 7/15/2017	$4,990,000	$5,121,017
Dollar General Corp., 1.875%, 4/15/2018	660,000	665,262
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,077,871

		$7,864,150
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$2,430,000	$2,526,870

Supranational - 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$4,530,000	$4,586,625
Corporacion Andina de Fomento, 1.5%, 8/08/2017	4,500,000	4,510,530
Corporacion Andina de Fomento, FRN, 1.302%, 1/29/2018	1,190,000	1,189,218
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	4,870,000	4,926,930
West African Development Bank, 5.5%, 5/06/2021 (n)	815,000	855,750

		$16,069,053

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 2.375%, 9/08/2016	$1,564,000	$1,566,527
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	2,840,000	2,827,121
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,248,947
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,201,797
SBA Tower Trust, 2.877%, 7/15/2046 (z)	1,843,000	1,859,823

		$12,704,215
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/2017	$3,070,000	$3,173,858

Tobacco - 0.8%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$4,696,000	$4,740,908
Reynolds American, Inc., 3.5%, 8/04/2016	2,590,000	2,590,181
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,704,508

		$11,035,597
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$2,408,000	$2,430,243
TTX Co., 2.6%, 6/15/2020 (n)	5,870,000	5,989,361

		$8,419,604
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/2019	$1,226,000	$1,247,291
AID-Ukraine, 1.847%, 5/29/2020	3,300,000	3,376,022
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	4,500,000	4,635,729
Private Export Funding Corp., 1.875%, 7/15/2018	5,240,000	5,339,146
Small Business Administration, 5.37%, 9/01/2016	27,378	27,473

		$14,625,661
U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes, 3%, 8/31/2016	$13,000,000	$13,029,744
U.S. Treasury Notes, 0.625%, 9/30/2017 (f)	27,000,000	26,998,947

		$40,028,691
Utilities - Electric Power - 4.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$2,570,000	$2,578,021
Dominion Resources, Inc., 2.962%, 7/01/2019	2,840,000	2,916,339
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	7,176,421
Duke Energy Corp., 1.625%, 8/15/2017	1,410,000	1,416,396
Duke Energy Corp., FRN, 1.034%, 4/03/2017	1,800,000	1,799,987
Emera U.S. Finance LP, 2.15%, 6/15/2019 (z)	4,397,000	4,458,668
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	670,000	705,832
Eversource Energy, 1.6%, 1/15/2018	2,370,000	2,385,561
Eversource Energy, 2.5%, 3/15/2021	2,580,000	2,661,719
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	6,759,000	6,801,325
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,686,939
PG&E Corp., 2.4%, 3/01/2019	3,378,000	3,451,640
PSEG Power LLC, 2.75%, 9/15/2016	2,570,000	2,575,603
PSEG Power LLC, 3%, 6/15/2021	6,042,000	6,238,758
Southern Co., 2.45%, 9/01/2018	2,700,000	2,764,201
Southern Co., 1.85%, 7/01/2019	5,610,000	5,676,933
Southern Power Co., 1.85%, 12/01/2017	4,230,000	4,263,468
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,184,542

		$65,742,353
Total Bonds		$1,367,140,790

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 7.2%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	106,604,776	$106,604,776
Total Investments		$1,473,745,566

Other Assets, Less Liabilities - 0.0%		249,803
Net Assets - 100.0%		$1,473,995,369

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $457,864,730 representing 31.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.798%, 8/25/2035	6/09/05	$610,426	$530,276
Bayview Commercial Asset Trust, FRN, 0.758%, 4/25/2036	2/23/06	529,978	476,230
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06	193,877	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.093%, 12/28/2040	3/01/06	681,676	492,684
Commercial Mortgage Asset Trust, FRN, 0.484%, 1/17/2032	8/25/03	6,974	4,404
Emera U.S. Finance LP, 2.15%, 6/15/2019	6/9/16-7/5/16	4,436,274	4,458,668
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022	7/12/16	3,239,786	3,238,447
Fortive Corp., 1.8%, 6/15/2019	6/6/16	1,788,156	1,803,958
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.226%, 10/20/2026	5/26/16	2,684,231	2,677,098
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	3,660,112	3,658,531
Morgan Stanley Capital I, Inc., FRN, 1.439%, 3/15/2031	6/10/03	3,508	21
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	1,590,152	1,590,152
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.088%, 6/25/2065	6/7/16	2,926,509	2,931,627
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	2,839,849	2,838,957
SBA Tower Trust, 2.877%, 7/15/2046	6/21/16	1,843,000	1,859,823
State of Qatar, 2.375%, 6/02/2021	5/25/16	4,354,113	4,433,440
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021	7/12/16	5,739,040	5,741,435
Total Restricted Securities			$36,735,751
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

11

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/16

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year (Long)	USD	330	$40,265,156	September - 2016	$690,303

At July 31, 2016, the fund had liquid securities with an aggregate value of $317,987 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,654,352	$—	$54,654,352
Non-U.S. Sovereign Debt	—	88,400,843	—	88,400,843
U.S. Corporate Bonds	—	609,134,645	—	609,134,645
Residential Mortgage-Backed Securities	—	37,681,263	—	37,681,263
Commercial Mortgage-Backed Securities	—	10,609,135	—	10,609,135
Asset-Backed Securities (including CDOs)	—	168,876,375	—	168,876,375
Foreign Bonds	—	397,784,177	—	397,784,177
Mutual Funds	106,604,776	—	—	106,604,776
Total Investments	$106,604,776	$1,367,140,790	$—	$1,473,745,566

Other Financial Instruments
Futures Contracts	$690,303	$—	$—	$690,303

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,475,952,786
Gross unrealized appreciation	10,787,545
Gross unrealized depreciation	(12,994,765)
Net unrealized appreciation (depreciation)	$(2,207,220)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,359,048	168,646,761	(133,401,033)	106,604,776

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$72,899	$106,604,776

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	66.6%
United Kingdom	4.2%
France	3.7%
Netherlands	3.3%
Japan	3.3%
Germany	2.8%
Canada	2.5%
Sweden	2.3%
Australia	2.1%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

July 31, 2016

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Alabama - 1.2%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$2,508,992
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2017	1,815,000	1,880,104
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,065,790
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,766,116
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	251,025
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,577,461
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2024	1,000,000	1,205,650
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,417,024
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/2034 (Put Date 3/20/2017)	1,000,000	1,006,130
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/2016	1,810,000	1,828,299
Phoenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,755,329

		$18,261,920
Alaska - 0.6%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,590,232
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,385,436
State of Alaska, International Airport System Rev., “A”, 5%, 10/01/2024	1,250,000	1,583,075
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,587,560

		$9,146,303
Arizona - 1.1%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/2017	$300,000	$309,621
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 2.29%, 2/01/2048 (Put Date 2/05/2020)	3,000,000	3,056,970
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,082,960
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,535,726
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,322,398
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	1,025,000	1,042,487
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,551,305
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	515,000	521,664
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2016	400,000	400,084
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2017	375,000	387,236
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	557,020
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,057,840
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,290,790

		$18,116,101
Arkansas - 0.8%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$400,064
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	537,917
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	448,795
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,985,200
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,429,823
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	364,389
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	2,057,640

		$13,223,828
California - 9.2%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$3,785,079
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,280,350
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,110,390
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,429,213
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2017	250,000	259,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	$400,000	$426,388
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2022	500,000	601,315
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/2021	500,000	599,160
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/2016	570,000	573,648
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/2017	1,100,000	1,146,189
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	3,102,798
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,784,840
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	9,900,000	10,070,082
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	650,000	682,526
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	142,331
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	3,045,000	3,210,344
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/2016	3,840,000	3,875,482
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2017	415,000	438,232
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	422,146
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	443,756
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	360,681
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,371,330
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	818,130
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,228,091
California State University Rev., “A”, 5%, 11/01/2022	5,000,000	6,202,300
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/2029 (Put Date 5/01/2017)	1,500,000	1,548,975
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,640,000	1,648,626
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,105,000	1,109,818
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	125,000	125,434
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,503,535
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/2016	605,000	606,331
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	426,688
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2021	450,000	534,974
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	546,278
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2023	200,000	252,388
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2025	500,000	652,865
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	534,546
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	635,998
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/2017	575,000	582,320
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	245,638
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	603,471
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	356,599
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,060,349
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/2018	500,000	544,580
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2022	1,865,000	2,239,846
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/2023	1,865,000	2,266,945
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/2020	75,000	75,059
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,871,200
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,127,570
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2018	2,450,000	2,495,154
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/2018	310,000	328,693
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	2,575,000	2,622,457
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,754,529
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	883,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2022	$800,000	$963,000
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,956,040
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2020	1,200,000	1,400,748
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/2021	1,000,000	1,198,870
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/2021	285,000	339,127
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/2017	1,140,000	1,168,591
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	1,210,000	1,290,731
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,423,448
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	2,047,080
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2020	750,000	872,558
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2021	1,200,000	1,432,368
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2022	1,500,000	1,830,135
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/2023	1,100,000	1,367,322
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	578,825
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/2047 (Put Date 4/02/2018)	3,820,000	3,856,290
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/2045 (Put Date 8/01/2017)	2,500,000	2,510,825
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,162,708
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,000,000	1,189,260
San Joaquin County, CA, Stockton Unified School District, General Obligation, 5%, 8/01/2024	6,650,000	8,336,440
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2022	1,285,000	1,520,104
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,155,060
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/2016	820,000	822,632
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2017	575,000	602,801
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2018	600,000	654,324
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	625,000	706,838
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,148,480
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,614,762
State of California, 5%, 4/01/2017	7,000,000	7,211,540
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	6,254,200

		$146,163,655
Colorado - 1.3%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,305,000	$2,536,745
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/2018	100,000	102,803
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	165,442
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/2017	85,000	86,019
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,460,000	1,572,843
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	314,304
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	338,151
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	608,231
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	55,000	63,666
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,342,781
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	2,058,298
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,308,786
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2016	1,000,000	1,013,160
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/2017	1,250,000	1,302,438
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	329,199
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	505,257
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021	1,500,000	1,743,150
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,213,940
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2025	1,250,000	1,550,225
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,928,935

		$21,084,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$232,260
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	525,000	534,728

		$766,988
District of Columbia - 0.0%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$50,000	$52,281

Florida - 3.0%
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/2016	$150,000	$150,924
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/2016	850,000	856,698
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/2017	250,000	259,823
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/2017	700,000	735,665
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	105,000	105,197
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	422,514
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	575,000	672,589
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	480,000	573,010
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	635,000	769,595
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	659,666
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	768,922
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,462,000
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,651,111
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,499,784
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	705,564
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2019 (Prerefunded 10/01/2017)	275,000	249,970
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2023 (Prerefunded 10/01/2017)	215,000	157,457
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/2024 (Prerefunded 10/01/2017)	150,000	103,542
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,667,531
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,542,401
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	344,958
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	235,384
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2023	400,000	487,124
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	493,308
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,179,820
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	2,114,850
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	440,082
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/2017	1,500,000	1,560,885
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,689,712
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,969,242
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	2,119,792
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,138,207
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	685,572
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,401,036
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/2016	1,030,000	1,037,086
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/2016	390,000	392,180
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/2017	870,000	899,858
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,522,420
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/2021	290,000	303,157
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	553,025
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	200,000	214,436
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,172,710
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/2020	3,000,000	3,440,070

		$47,408,877

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - 2.6%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/2018	$2,000,000	$2,125,320
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2018	700,000	743,862
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	400,000	456,892
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2023	250,000	301,340
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	726,403
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,203,350
Fulton County, GA, “A”, 3%, 7/01/2017	2,515,000	2,570,431
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,645,500
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,924,485
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 1.39%, 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,497,000
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/2016	1,045,000	1,050,570
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	10,188,984
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	2,086,840
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	2,139,375
Gwinnett County, GA, School District, 5%, 2/01/2021	790,000	936,600
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/2019	2,500,000	2,725,275

		$41,322,227
Guam - 0.5%
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	$3,185,000	$3,503,182
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2016	955,000	966,307
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2017	1,080,000	1,132,034
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	255,000	256,844
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	420,000	436,699
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,746,885

		$8,041,951
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/2020	$9,000,000	$10,560,420

Illinois - 10.1%
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	$1,875,000	$1,901,250
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	465,000	471,543
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,181,345
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,028,140
Chicago, IL, “A”, AGM, 5%, 1/01/2017	335,000	336,229
Chicago, IL, “A”, AGM, 5%, 1/01/2022	25,000	25,090
Chicago, IL, “A”, AGM, 5%, 1/01/2022	400,000	403,508
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	3,900,000	3,951,675
Chicago, IL, “A”, AGM, 5%, 1/01/2023	10,000	10,092
Chicago, IL, “A”, AGM, 5%, 1/01/2023	250,000	252,193
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,500,000	4,559,625
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,054
Chicago, IL, “A”, AGM, 5%, 1/01/2026	20,000	20,122
Chicago, IL, “A”, AGM, 5%, 1/01/2027	150,000	151,815
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,709,511
Chicago, IL, “B”, AGM, 5%, 1/01/2018	2,625,000	2,664,690
Chicago, IL, “C”, NATL, 5%, 1/01/2023	270,000	281,648
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	1,890,000	1,916,592
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/2017	3,645,000	3,693,187
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	2,275,000	2,357,605
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2018	3,000,000	3,035,190
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,771,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	$4,140,000	$4,376,601
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	2,855,000	2,954,811
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	675,000	696,607
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	988,395
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	6,205,400
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,851,111
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	1,500,000	1,726,635
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2024	2,620,000	3,104,019
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/2023	1,500,000	1,753,170
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	11,668,400
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/2020	3,330,000	3,855,907
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,851
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/2017	940,000	951,007
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,441,811
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,057,240
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/2017	2,000,000	2,014,980
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	6,303,800
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,394,467
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.677%, 5/01/2036 (Put Date 5/01/2021)	700,000	705,621
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,997,449
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,501,614
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/2024	5,000,000	5,344,550
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	612,858
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	1,000,000	1,124,690
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,150,000
Illinois Finance Authority Rev. (University of Chicago), 5%, 7/01/2017	930,000	967,832
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/2017	70,000	72,874
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2017	2,165,000	2,206,503
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2018	1,200,000	1,274,484
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,102,840
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	1,605,000	1,890,610
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	7,190,000	7,223,434
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,589,320
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,068,952
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/2021	4,215,000	3,856,514
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/2018	7,090,000	6,877,796
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2016	400,000	401,216
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	638,581
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	541,390
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/2017	365,000	377,224
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	527,397
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	590,392
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	586,200
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	10,154,731
State of Illinois, NATL, 5%, 1/01/2019	800,000	806,472
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,419,413

		$160,698,823
Indiana - 2.3%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2016	$270,000	$272,565
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/2017	1,350,000	1,412,978
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,181,770
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,172,150
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/2019	6,195,000	6,302,359

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev., “A”, 5%, 2/01/2017	$3,700,000	$3,786,025
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	378,473
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,366,750
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	2,250,000	2,256,323
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/2027 (Put Date 8/01/2017)	1,480,000	1,498,500
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	535,394
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	543,517
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,884,806
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,184,020
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/2016	1,000,000	1,005,710
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,500,000	1,765,350
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc.), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,564,810

		$36,111,500
Iowa - 0.5%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/2017	$3,000,000	$3,119,220
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,235,000	1,292,675
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	3,325,000	3,479,879

		$7,891,774
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev. “B”, 5%, 6/01/2021	$1,200,000	$1,357,416
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,518,179
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/2016	3,650,000	3,672,667
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	15,000	11,450
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,125,370

		$7,685,082
Kentucky - 0.7%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	$1,000,000	$1,073,200
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,766,300
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/2033 (Put Date 6/01/2017)	2,000,000	2,004,860
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/2033 (Put Date 4/03/2017)	2,700,000	2,712,798

		$11,557,158
Louisiana - 1.0%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,723,545
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,404,734
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	2,525,000	2,719,173
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2020	335,000	385,853
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2021	420,000	496,940
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2022	250,000	302,008
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,591,719
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	789,320
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,822,601

		$15,235,893
Maine - 0.4%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$462,823
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	217,380
Portland, ME, General Airport Rev., 5%, 7/01/2022	300,000	348,756
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,801,200

		$6,830,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - 1.9%
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/2016	$795,000	$797,250
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	3,845,000	4,139,681
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,773,360
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,589,139
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,894,576
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	772,499
State of Maryland, “B”, 5%, 3/15/2017	10,000,000	10,285,600
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,231,930
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,585,040

		$30,069,075
Massachusetts - 4.2%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/2017	$1,770,000	$1,818,994
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 0.87%, 1/01/2018	1,500,000	1,500,615
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	7,420,021
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2017	1,000,000	1,018,990
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	585,000	674,721
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	585,000	687,902
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	440,000	525,910
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,065,000	1,291,707
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	75,000	80,533
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	171,593
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,613,378
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,801,356
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2023	875,000	1,062,180
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,234,860
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2025	1,365,000	1,708,871
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/2017	790,000	806,709
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	250,246
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	6,217,310
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/2017	2,800,000	2,855,944
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,346,730
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,936,184
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,160,961
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,365,000	4,449,768
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/2016	1,115,000	1,125,615
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	815,000	894,952
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/2022	8,405,000	10,312,179
Massachusetts Water Resources Authority, “A”, 4%, 8/01/2017	5,855,000	6,064,024
State of Massachusetts, “C”, 5.25%, 8/01/2022 (Prerefunded 8/01/2017)	4,085,000	4,279,323

		$67,311,576
Michigan - 3.4%
Central Michigan University Rev., 5%, 10/01/2017	$1,760,000	$1,849,989
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	3,000,000	3,087,210
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	730,000	732,949
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	95,000	95,384
Michigan Building Authority, “I”, 5%, 10/15/2021	1,750,000	2,087,295
Michigan Finance Authority (City of Detroit Distributable State Aid), “C-3”, 4%, 4/01/2017	8,000,000	8,160,160
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	598,865
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	749,932
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	10,125,810
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2022	3,275,000	3,344,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	$1,000,000	$1,225,240
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,113,370
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,715,880
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,173,250
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2022	500,000	591,340
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	465,564
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,720,215
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	4,113,655
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,164,430
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/2017	3,720,000	3,834,613
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,915,617
State of Michigan, 5%, 11/15/2018	1,000,000	1,099,930
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	308,738
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	437,535
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	483,844

		$53,195,016
Minnesota - 1.8%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	$1,750,000	$1,979,863
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,317,000
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2022	1,505,000	1,780,897
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	10,262,653
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	6,014,700
State of Minnesota, “H”, 5%, 11/01/2016	3,000,000	3,035,430
State of Minnesota, “H”, 5%, 11/01/2017	2,600,000	2,746,562

		$28,137,105
Mississippi - 1.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	$2,065,000	$2,480,746
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,362,999
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	3,049,990
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,699,082
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,971,062
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,194,910
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	8,252,300

		$23,011,089
Missouri - 1.1%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$469,108
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/2017	2,000,000	2,012,480
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/2016	315,000	316,247
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2017	650,000	673,400
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	718,625
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2024	250,000	301,915
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	262,474
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2023	250,000	297,438
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	580,796
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	646,151
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	638,853
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2017	400,000	411,844
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	426,368
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	494,321

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	$1,300,000	$1,406,691
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,501,965
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	125,000	125,449
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,701,200

		$16,985,325
Nebraska - 0.5%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,558,794
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,927,769
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,308,900
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	1,070,000	1,102,785

		$7,898,248
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/2017	$2,845,000	$2,956,638
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	1,950,000	2,080,631
Nevada Unemployment Compensation Rev., 5%, 12/01/2017	2,500,000	2,648,475

		$7,685,744
New Jersey - 4.0%
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2025	$2,000,000	$2,405,940
New Jersey Building Authority, State Building Rev., “A”, BAM, 5%, 6/15/2026	1,500,000	1,825,200
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/2016	500,000	501,775
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,042,370
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,070,330
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,663,457
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,179,260
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	4,000,000	4,230,960
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	107,261
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	641,883
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	743,027
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	567,640
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	342,000
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	490,735
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	935,000	994,999
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	1,710,000	1,788,626
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/2017	700,000	726,957
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,750,860
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,635,384
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,930,000	2,933,663
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,643,976
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	2,068,840
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	11,065,000	11,286,300
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	290,000	75,403
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,694,825
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,739,102
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,259,738
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,118,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2017	$775,000	$794,127
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,369,903
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/2019	3,580,000	3,966,139

		$62,658,739
New Mexico - 0.9%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/2040 (Put Date 6/01/2017)	$2,000,000	$2,059,400
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	2,000,000	2,168,100
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	10,385,107

		$14,612,607
New York - 5.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2022	$385,000	$457,365
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	1,335,000	1,400,001
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,332,033
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/2017	430,000	440,346
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	845,256
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,142,260
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	232,782
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	295,830
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/2017	2,000,000	2,104,920
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/2022	1,000,000	1,005,270
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/2018	1,945,000	2,028,207
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	58,085
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	1,000,000	1,076,560
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/2017	1,500,000	1,547,970
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,380,900
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,945,228
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/2020	2,820,000	3,329,800
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,888
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/2016	5,500,000	5,584,480
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,988,617
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,507,599
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 5%, 3/15/2025	10,000,000	12,910,300
New York, NY, “C”, 5%, 8/01/2017	1,000,000	1,045,220
New York, NY, “J-4”, FRN, 0.99%, 8/01/2025	1,035,000	1,035,000
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,518,320
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,401,325
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, ETM, 5%, 11/01/2016	4,000,000	4,046,600
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/2017	1,040,000	1,040,468
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/2036 (Put Date 8/01/2017)	5,000,000	5,032,500
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2017	200,000	205,782
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	266,480
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/2019	250,000	273,568
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2016	1,460,000	1,482,017
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,440,000	1,521,533
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,410,000	1,601,126
Rockland County, NY, BAM, 5%, 6/01/2021	815,000	951,724
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/2016	1,000,000	1,007,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/2017	$500,000	$503,585

		$79,552,765
North Carolina - 0.7%
Durham County, NC, 5%, 4/01/2019	$1,000,000	$1,117,170
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	777,777
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	384,027
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	838,775
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 1.18%, 12/01/2033 (Put Date 12/01/2017)	2,700,000	2,691,603
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	585,545
State of North Carolina, “A”, 5%, 3/01/2017	3,500,000	3,593,835
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/2020	500,000	573,685

		$10,562,417
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2017	$1,335,000	$1,363,916
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	1,180,000	1,229,182

		$2,593,098
Ohio - 2.8%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2017	$1,260,000	$1,290,404
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	3,775,000	3,716,639
Cincinnati, OH, Water System Rev., Refunding, “B”, 5%, 12/01/2023	4,325,000	5,475,580
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/2017	1,000,000	1,017,940
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2024	1,200,000	1,466,592
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,550,250
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2023	405,000	498,357
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/2024	815,000	1,020,584
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	439,016
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	450,723
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	474,138
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	349,083
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	366,283
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	321,162
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	401,645
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	411,815
Columbus, OH, 5%, 7/01/2022	2,350,000	2,886,975
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/2029 (Put Date 9/15/2016)	1,500,000	1,499,910
Ohio Higher Education, “B”, 5%, 8/01/2016	5,275,000	5,276,372
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	9,600,400
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2021	600,000	698,334
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2022	500,000	590,105
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	749,188
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	919,538
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,165,640
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,339,360

		$44,976,033

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oklahoma - 0.4%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/2017	$2,500,000	$2,539,025
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	1,500,000	1,684,050
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	795,970
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	689,028
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,128,010

		$6,836,083
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$602,050
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	350,000	389,956
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2022	350,000	413,917
Lake Oswego, OR , 4%, 6/01/2019	1,195,000	1,307,951
Lake Oswego, OR , 4%, 6/01/2020	1,830,000	2,053,022
Lake Oswego, OR , 4%, 6/01/2021	2,330,000	2,671,042
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	847,918
Portland, OR, Sewer System Rev., “A”, 5%, 3/01/2018	5,000,000	5,347,350
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,084,580

		$14,717,786
Pennsylvania - 6.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/2016	$475,000	$476,734
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	525,000	663,821
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 1.147%, 2/01/2021	1,590,000	1,585,119
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,119,460
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2017	1,000,000	1,052,470
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,089,720
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	562,095
Butler County, PA, Hospital Authority Rev. (Butler Health System), ETM, 5.375%, 7/01/2017	1,465,000	1,529,929
Cambria County, PA, BAM, 4%, 8/01/2019	2,345,000	2,526,104
Cambria County, PA, BAM, 5%, 8/01/2020	1,555,000	1,761,271
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2023	1,705,000	2,074,371
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2022	1,725,000	2,066,412
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	926,783
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	558,000
Commonwealth of Pennsylvania, AGM, 5%, 2/01/2025	15,575,000	19,455,511
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	673,908
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,201,802
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	871,554
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,495,046
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/2017	425,000	432,297
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	478,740
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	547,720
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), 5.25%, 6/01/2017	120,000	124,594
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health), ETM, 5.25%, 6/01/2017	475,000	493,739
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/2018	1,795,000	1,837,308
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/2016	250,000	250,050
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/2017	425,000	443,917
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	2,575,000	2,693,321
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	622,645
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	740,496
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	365,637
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	356,427
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	387,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	$700,000	$878,528
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	333,683
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,155,257
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,166,236
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	893,198
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,543,318
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,483,900
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,479,972
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,363,147
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023	1,225,000	1,414,299
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,260,040
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	4,003,324
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	898,445
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.7%, 8/01/2045 (Put Date 8/01/2016)	6,665,000	6,665,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/2017	1,000,000	1,048,740
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2022	5,000,000	5,850,300
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	274,458
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,469,982
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/2017	1,000,000	1,033,550
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/2017	825,000	847,341
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/2018	1,005,000	1,058,637
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/2017	500,000	511,625
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,901,084
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,828,927
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,442,811
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	954,026
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,075,805
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,926,241

		$108,226,814
Puerto Rico - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,830,000	$1,865,173
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	559,422
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	3,235,000	3,423,536
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	2,950,000	3,102,486
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	765,641
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	1,000,000	1,024,120
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	540,000	571,568
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	5,160,000	5,476,669
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	405,000	430,029
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,065,000	1,099,996
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	200,368
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,083,320
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	320,126
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,430,000	1,348,347
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	90,000	92,986
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	41,968
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,153,407
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	457,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	$110,000	$110,145
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	374,988
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	714,503
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,646,905
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	871,593
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,119
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	103,729
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,816,577
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	262,616
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,084,847
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,321,292
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	206,055
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	45,000	44,470
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	285,000	283,219
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	340,000	338,756
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	218,042
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	104,049
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	369,041
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	284,259
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	319,793
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,310,000	3,486,787
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	3,520,000	3,718,634
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,405,201
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,593,714
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	137,920
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	2,215,000	2,268,426
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	2,555,000	2,635,712
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	3,210,000	3,287,136
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,027

		$59,295,037
Rhode Island - 2.1%
Providence, RI, “A”, 5%, 7/15/2017	$1,385,000	$1,437,408
Providence, RI, “A”, 4%, 7/15/2019	400,000	431,944
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,818,001
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,142,860
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,195,900
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,578,957
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2025	4,000,000	4,878,720
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	6,140,000
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2016	500,000	507,380
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,257,376
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,711,865
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,258,020
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2021	880,000	1,012,062
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2022	550,000	639,546

		$33,010,039

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
South Carolina - 1.2%
Beaufort County, SC, School District, “B”, 5%, 3/01/2017	$2,500,000	$2,567,225
Berkeley County, SC, School District Rev., 5%, 12/01/2018	630,000	688,949
Berkeley County, SC, School District Rev., 5%, 12/01/2017	500,000	527,730
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,839,224
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/2018	750,000	795,008
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,995,682
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,379,157
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,607,658
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,233,220
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,873,710

		$19,507,563
Tennessee - 2.2%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$5,580,339
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,066,390
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	1,019,378
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	849,348
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2022	1,680,000	2,031,070
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2026	5,450,000	7,114,594
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/2017	4,000,000	4,130,520
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,930,325
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/2016	695,000	702,124
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/2017	1,000,000	1,019,340
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	1,100,000	1,181,653
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,115,010

		$34,740,091
Texas - 7.8%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2024	$1,420,000	$1,798,799
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee Rev., 5%, 6/15/2025	1,000,000	1,286,760
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/2019	1,275,000	1,414,217
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2019	1,000,000	1,014,430
Austin, TX, Public Improvement Rev., 5%, 9/01/2022	5,000,000	6,140,900
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/2021	6,595,000	7,791,531
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2017	450,000	458,294
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,800,000	2,891,504
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/2017	2,000,000	2,041,420
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,796,866
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/2018	795,000	852,033
Dallas, TX, Waterworks & Sewer System Rev., 3%, 10/01/2017	1,000,000	1,029,240
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	708,052
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	595,964
Ennis, TX, Independent School District, Capital Appreciation, PSF, 0%, 8/15/2021 (Prerefunded 8/15/2016)	2,865,000	2,256,302
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,372,915
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.227%, 10/01/2029 (Put Date 3/01/2017)	1,500,000	1,503,975
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2017	400,000	412,080
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	457,159
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2016	750,000	760,005
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2018	470,000	516,680
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019	600,000	659,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Harris County, TX, Hospital District Tax Rev., 5%, 2/15/2021	$2,395,000	$2,811,586
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	660,324
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,169,010
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,148,890
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	516,016
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,157,925
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	783,163
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2019	840,000	908,561
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/2020	880,000	974,961
Klein, TX, Independent School District, PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	973,671
Klein, TX, Independent School District, PSF, 5%, 8/01/2021	105,000	114,136
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,624,170
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/2030 (Put Date 10/18/2016)	5,155,000	5,160,877
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,749,469
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, FRN, 0.6%, 1/01/2020 (Put Date 10/03/2016)	7,000,000	7,001,050
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	104,731
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	320,874
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	440,676
North East, TX, Independent School District, PSF, 5%, 8/01/2025	5,000,000	6,501,650
North Harris County, TX, Regional Water Authority Rev., 5%, 12/15/2021	1,100,000	1,315,226
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/2024 (Prerefunded 2/15/2017)	1,000,000	1,024,500
Plano, TX, Independent School District, “A”, 5%, 2/15/2017	1,000,000	1,024,680
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/2019	1,250,000	1,290,163
Tarrant County, TX, 5%, 7/15/2018	2,770,000	3,008,746
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,397,893
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	544,665
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/2019	815,000	877,307
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	265,000	268,061
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,365,109
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	866,687
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,556,883
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,653,932
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Project), 5%, 11/15/2016	280,000	282,621
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Project), ETM, 5%, 11/15/2016	220,000	222,922
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/2019	500,000	512,115
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	5,280,000	5,324,458
Texas Technical College System Rev., AGM, 5%, 10/15/2024	1,425,000	1,764,806
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,944,522
Texas Technical College System Rev., AGM, 5%, 10/15/2026	1,000,000	1,271,020
Texas Transportation Commission State Highway Fund (First Tier), “A”, 5%, 4/01/2024	10,000,000	12,670,400
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/2022	400,000	479,980
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/2023	500,000	611,485

		$124,158,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,732,695
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,735,770
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	3,625,000	4,001,094
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	4,050,666

		$11,520,225
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$811,695
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/2017	5,000,000	5,279,900

		$6,091,595
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2017	$220,000	$227,931
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	110,849
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	2,050,000	2,323,327
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	131,051

		$2,793,158
Virginia - 1.7%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	$500,000	$546,320
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/2018	6,825,000	7,313,875
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,520,194
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,626,900
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/2022	5,370,000	6,515,851
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2016	1,250,000	1,250,325
Virginia Public School Authority, “C”, 5%, 8/01/2018	1,000,000	1,087,620
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2019 (Prerefunded 10/01/2017)	1,980,000	2,083,396
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,322,224
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,176,530
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	899,775
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/2019	615,000	678,197

		$27,021,207
Washington - 2.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$1,512,770
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,265,165
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,553,707
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,880,329
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,394,020
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,823,610
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,986,954
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	776,608
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,341,451
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	2,063,188
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/2018	4,000,000	4,264,960
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/2022	870,000	872,984
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,186,400
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/2017	1,030,000	1,042,381
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,312,029
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	600,000	607,464
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2021	7,420,000	8,764,949
Yakima County, WA, “A”, AGM, 4%, 12/01/2017	2,300,000	2,404,167

		$42,053,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
West Virginia - 0.1%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2021	$1,445,000	$1,693,829

Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,895,250
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022	6,000,000	7,026,240
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	1,810,000	1,816,480
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	932,592
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/2018	1,500,000	1,503,105
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	3,225,000	3,615,257
Wisconsin Public Finance Authority, Airport Facilities Rev., “E”, 5%, 7/01/2023	2,500,000	2,833,400

		$23,622,324
Total Municipal Bonds		$1,544,695,676

Other Municipal Bonds - 0.2%
Multi-Family Housing Revenue - 0.2%
Freddie Mac, 1.6%, 8/15/2051 (Put Date 6/15/2022)	$4,000,000	$4,005,760

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	49,297,409	$49,297,409
Total Investments		$1,597,998,845

Other Assets, Less Liabilities - (0.8)%		(13,405,873)
Net Assets - 100.0%		$1,584,592,972

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,548,701,436	$—	$1,548,701,436
Mutual Funds	49,297,409	—	—	49,297,409
Total Investments	$49,297,409	$1,548,701,436	$—	$1,597,998,845

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,540,154,316
Gross unrealized appreciation	57,971,177
Gross unrealized depreciation	(126,648)
Net unrealized appreciation (depreciation)	$57,844,529

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	14,414,720	116,292,225	(81,409,536)	49,297,409

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,382	$49,297,409

QUARTERLY REPORT

July 31, 2016

MFS® TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.6%
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$9,097,283
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	11,188,661

		$20,285,944
Asset-Backed & Securitized - 13.1%
ALM XIV Ltd., CLO, 2014-14A, “A1” , FRN, 2.173%, 7/28/2026 (n)	$12,762,273	$12,757,682
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	8,441,000	8,452,118
Babson Ltd., CLO, FRN, 1.796%, 4/20/2025 (n)	12,364,651	12,278,212
Ballyrock Ltd., CLO, FRN, 1.816%, 5/20/2025 (z)	5,950,000	5,882,379
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/2043 (n)	8,686,227	8,773,398
Banc of America Commercial Mortgage, Inc., FRN, 5.618%, 4/24/2049 (n)	3,382,978	3,390,489
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/2044 (n)	5,806,698	5,865,487
Bayview Commercial Asset Trust, FRN, 0.798%, 8/25/2035 (z)	312,286	271,282
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036 (i)(z)	7,735,184	24,558
Bayview Commercial Asset Trust, FRN, 0.758%, 4/25/2036 (z)	250,740	225,311
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036 (i)(z)	7,130,125	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036 (i)(z)	12,317,233	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036 (i)(z)	5,999,143	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037 (i)(z)	13,309,942	1
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/2036	720,758	716,883
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.0934%, 12/28/2040 (z)	2,421,930	1,750,459
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.887%, 8/01/2024 (n)	8,032,575	8,021,604
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	12,539,000	12,619,765
Chesapeake Funding LLC, “A”, FRN, 0.92%, 1/07/2025 (n)	4,787,437	4,786,038
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,914,418
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,848,998
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	14,491,474	14,589,233
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	16,440,000	16,685,374
CNH Wholesale Master Note Trust, “A”, FRN, 1.081%, 8/15/2019 (n)	13,592,000	13,592,960
Commercial Mortgage Asset Trust, FRN, 0.484%, 1/17/2032 (i)(z)	2,221,499	3,859
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	10,430,433
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	15,647,412
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	12,624,884
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,300,554
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	11,018,740
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,319,608
Countrywide Asset-Backed Certificates, FRN, 4.837%, 4/25/2036	396,276	350,986
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.939%, 9/15/2039	10,944,688	11,260,537
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039	17,303,910	17,454,146
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.939%, 9/15/2039	7,927,343	8,172,788
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039	3,022,795	3,023,278
Credit-Based Asset Servicing & Securitization LLC, 4.023%, 12/25/2035	640,400	633,626
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.941%, 1/25/2037 (q)	1,576,453	779,865
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.953%, 3/25/2037 (q)	1,765,129	966,324
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	4,011,308
CWCapital Cobalt Ltd., “A4”, FRN, 5.765%, 5/15/2046	5,989,917	6,156,527
CWCapital LLC, 5.223%, 8/15/2048	2,629,182	2,632,811
Dryden Senior Loan Fund, CLO, “A”, FRN, 2.06%, 1/15/2025 (n)	9,927,586	9,890,235
Falcon Franchise Loan LLC, FRN, 6.945%, 1/05/2023 (i)(z)	14,330	573
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025 (i)(z)	36,171	8,770
First Union National Bank Commercial Mortgage, FRN, 1.468%, 1/12/2043 (i)(q)(z)	287,765	1,066
First Union-Lehman Brothers Bank of America, FRN, 1.049%, 11/18/2035 (i)	1,151,804	15,382

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 2.079%, 1/17/2026 (n)	$10,825,743	$10,746,746
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	5,379,000	5,482,631
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	13,841,000	14,145,607
Galaxy CLO Ltd., FRN, 3.226%, 11/16/2025 (z)	9,920,000	9,577,681
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/2049	3,114,995	3,165,055
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	773,930	744,177
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039	12,705,789	12,880,628
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,396,501
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.781%, 1/15/2019	1,066,355	1,066,766
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.024%, 12/10/2027 (n)	2,017,781	2,017,192
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.874%, 4/10/2028 (z)	4,167,689	4,166,164
IMPAC CMB Trust, FRN, 1.228%, 11/25/2034	93,222	89,955
IMPAC CMB Trust, FRN, 1.408%, 11/25/2034	46,611	43,051
IMPAC Secured Assets Corp., FRN, 0.838%, 5/25/2036	354,922	318,817
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	14,250,110
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	11,172,958	11,965,218
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.742%, 6/15/2049	2,242,410	2,262,568
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.935%, 2/15/2051	271,263	270,713
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049	8,641,206	8,792,506
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.608%, 7/15/2042 (n)(q)	3,828,833	961,113
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.699%, 2/12/2049	2,365,612	2,413,172
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.742%, 6/15/2049	18,413,830	18,536,446
Kingsland III Ltd., “A1”, CDO, FRN, 0.876%, 8/24/2021 (n)	1,403,743	1,403,386
KKR Financial CLO Ltd., “C”, FRN, 2.076%, 5/15/2021 (n)	7,811,290	7,803,496
LB Commercial Conduit Mortgage Trust, FRN, 1.463%, 10/15/2035 (i)	963,939	22,463
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)	19,665,011	19,558,230
Merrill Lynch Mortgage Investors, Inc., 4.79%, 2/25/2037 (q)	2,096,687	394,804
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,737,442
Morgan Stanley Capital I Trust, “AM”, FRN, 5.682%, 4/15/2049	17,192,000	16,375,616
Morgan Stanley Capital I, Inc., FRN, 1.439%, 3/15/2031 (i)(z)	153,282	14
Morgan Stanley Re-REMIC Trust, FRN, 5.795%, 8/15/2045 (n)	15,604,857	15,864,272
Motor PLC, 2015-1A, “A1”, FRN, 1.088%, 6/25/2022 (n)	5,137,749	5,126,641
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	8,677,000	8,657,719
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,064,947
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/2020	11,785,000	11,802,641
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/2037 (q)	512,521	518,141
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.475%, 12/25/2036 (q)	761,911	429,559
Preferred Term Securities XIX Ltd., CDO, FRN, 1.002%, 12/22/2035 (z)	5,524,607	3,967,331
Race Point CLO Ltd., “A”, FRN, 1.886%, 2/20/2025 (n)	10,025,496	9,971,058
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	3,657,655	3,074,198
Thornburg Mortgage Securities Trust, FRN, 1.168%, 4/25/2043	10,707	10,458
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.831%, 7/22/2019 (n)	7,898,000	7,839,919
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.948%, 2/15/2051	8,482,305	8,650,188
Wachovia Bank Commercial Mortgage Trust, FRN, 5.701%, 6/15/2049	19,323,702	19,791,204
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,882,987
West CLO Ltd., 2014-1A, “A2”, FRN, 2.779%, 7/18/2026 (z)	13,700,000	13,425,664

		$606,815,559
Automotive - 0.8%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,269,835
General Motors Co., 5.2%, 4/01/2045	4,792,000	5,138,567
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,604,805
Johnson Controls, Inc., 4.625%, 7/02/2044	3,760,000	4,120,595
Johnson Controls, Inc., 5.7%, 3/01/2041	3,439,000	4,169,268

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Volkswagen Group America Finance LLC, 2.4%, 5/22/2020 (n)	$8,760,000	$8,843,956

		$37,147,026
Biotechnology - 0.4%
Life Technologies Corp., 5%, 1/15/2021	$18,787,000	$20,790,934

Broadcasting - 0.5%
Grupo Televisa S.A.B., 5%, 5/13/2045	$3,903,000	$3,954,410
Omnicom Group, Inc., 3.6%, 4/15/2026	7,447,000	7,933,907
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	3,285,000	3,172,591
SES S.A., 3.6%, 4/04/2023 (n)	3,188,000	3,201,849
SES S.A., 5.3%, 4/04/2043 (z)	4,082,000	3,988,910

		$22,251,667
Brokerage & Asset Managers - 0.8%
CME Group, Inc., 3%, 3/15/2025	$6,028,000	$6,435,113
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,371,000	2,478,120
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	14,321,000	15,679,184
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,158,153
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,665,388
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,564,396

		$38,980,354
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$13,086,484
Masco Corp., 4.375%, 4/01/2026	1,588,000	1,691,220
Mohawk Industries, Inc., 3.85%, 2/01/2023	3,498,000	3,697,974

		$18,475,678
Business Services - 0.2%
Equinix, Inc., 4.875%, 4/01/2020	$9,876,000	$10,246,350
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,084,000	1,159,786

		$11,406,136
Cable TV - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,861,580
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	10,635,000	11,742,710
Comcast Corp., 2.75%, 3/01/2023	11,248,000	11,814,719
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)	10,933,000	11,151,660
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	5,590,000	5,698,334
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,869,166
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,414,440
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,148,590

		$72,701,199
Chemicals - 0.7%
CF Industries Holdings, Inc., 7.125%, 5/01/2020	$4,303,000	$4,990,314
CF Industries Holdings, Inc., 5.375%, 3/15/2044	3,549,000	3,502,898
LYB International Finance B.V., 4%, 7/15/2023	3,463,000	3,782,251
LYB International Finance B.V., 4.875%, 3/15/2044	4,781,000	5,253,611
LyondellBasell Industries N.V., 5.75%, 4/15/2024	6,475,000	7,746,392
Tronox Finance LLC, 6.375%, 8/15/2020	9,609,000	7,783,290

		$33,058,756

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.5%
Microsoft Corp., 3.125%, 11/03/2025	$14,939,000	$16,029,338
VeriSign, Inc., 4.625%, 5/01/2023	9,001,000	9,259,779

		$25,289,117
Computer Software - Systems - 0.1%
Apple, Inc., 4.375%, 5/13/2045	$6,657,000	$7,270,502

Conglomerates - 0.1%
General Electric Capital Corp., 2.1%, 12/11/2019	$3,302,000	$3,416,606

Consumer Products - 0.9%
Mattel, Inc., 5.45%, 11/01/2041	$5,495,000	$5,974,411
Newell Rubbermaid, Inc., 5.5%, 4/01/2046	2,349,000	2,924,479
Newell Rubbermaid, Inc., 4%, 12/01/2024	11,452,000	12,233,771
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	8,318,000	9,087,606
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	12,239,000	13,314,490

		$43,534,757
Consumer Services - 1.4%
ADT Corp., 6.25%, 10/15/2021	$9,344,000	$10,196,640
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	23,065,490
Visa, Inc., 2.8%, 12/14/2022	31,326,000	33,109,671

		$66,371,801
Containers - 0.6%
Ball Corp., 5%, 3/15/2022	$1,869,000	$1,999,830
Ball Corp., 4%, 11/15/2023	6,665,000	6,764,975
Berry Plastics Corp., 5.125%, 7/15/2023	10,515,000	10,856,738
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,382,145

		$30,003,688
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$2,479,000	$2,778,371

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 5.55%, 3/15/2026	$6,095,000	$6,653,204
EQT Corp., 4.875%, 11/15/2021	5,003,000	5,447,256

		$12,100,460
Energy - Integrated - 0.2%
BP Capital Markets PLC, 2.237%, 5/10/2019	$7,964,000	$8,155,821
BP Capital Markets PLC, 2.521%, 1/15/2020	1,744,000	1,804,883

		$9,960,704
Entertainment - 0.4%
Carnival Corp., 3.95%, 10/15/2020	$8,959,000	$9,692,724
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	10,257,000	10,564,710

		$20,257,434
Financial Institutions - 0.7%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$5,394,000	$5,973,855
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	10,246,000	8,811,560
Navient Corp., 4.625%, 9/25/2017	10,477,000	10,660,348
Navient Corp., 8%, 3/25/2020	4,968,000	5,303,340

		$30,749,103

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$15,497,367
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	19,073,000	23,233,184
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,527,808
J.M. Smucker Co., 3%, 3/15/2022	3,912,000	4,125,994
J.M. Smucker Co., 4.25%, 3/15/2035	5,431,000	6,046,571
Kraft Foods Group, Inc., 5%, 6/04/2042	8,885,000	10,405,126
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)	4,539,000	4,640,851
Kraft Heinz Foods Co., 5.2%, 7/15/2045 (n)	4,365,000	5,274,950
Pernod Ricard S.A., 3.25%, 6/08/2026 (z)	15,100,000	15,607,134
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	7,736,000	8,401,458
Smithfield Foods, Inc., 6.625%, 8/15/2022	9,628,000	10,183,632
Tyson Foods, Inc., 4.5%, 6/15/2022	5,210,000	5,787,247
Tyson Foods, Inc., 3.95%, 8/15/2024	3,095,000	3,372,881
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	12,210,480

		$130,314,683
Food & Drug Stores - 1.0%
CVS Health Corp., 3.5%, 7/20/2022	$12,112,000	$13,142,550
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	11,727,876
Walgreens Boots Alliance, Inc., 2.6%, 6/01/2021	10,639,000	10,900,177
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	8,163,000	8,776,988

		$44,547,591
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$4,657,000	$5,281,229
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	5,161,000	5,586,065
Packaging Corp. of America, 3.65%, 9/15/2024	4,483,000	4,666,588

		$15,533,882
Gaming & Lodging - 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,482,833
Wyndham Worldwide Corp., 5.625%, 3/01/2021	2,035,000	2,272,385
Wyndham Worldwide Corp., 4.25%, 3/01/2022	6,008,000	6,352,793
Wyndham Worldwide Corp., 5.1%, 10/01/2025	1,628,000	1,786,258

		$17,894,269
Insurance - 1.4%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,328,199
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,309,418
Five Corners Funding Trust, 4.419%, 11/15/2023 (n)	5,502,000	5,976,949
Pacific Lifecorp, 5.125%, 1/30/2043 (n)	1,763,000	1,993,824
Principal Financial Group, Inc., 3.4%, 5/15/2025	18,432,000	18,904,136
Unum Group, 7.125%, 9/30/2016	2,034,000	2,053,227
Unum Group, 4%, 3/15/2024	7,774,000	8,080,257
Unum Group, 5.75%, 8/15/2042	1,286,000	1,463,662

		$65,109,672
Insurance - Health - 1.0%
Aetna, Inc. , 2.4%, 6/15/2021	$11,548,000	$11,771,338
Aetna, Inc. , 4.375%, 6/15/2046	8,661,000	9,014,490
Humana, Inc., 7.2%, 6/15/2018	8,431,000	9,293,576
UnitedHealth Group, Inc., 3.35%, 7/15/2022	15,621,000	16,796,418

		$46,875,822

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 1.5%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,707,271
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	10,517,000	10,904,089
CNA Financial Corp., 5.875%, 8/15/2020	6,404,000	7,253,542
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	11,913,000	12,746,267
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	11,891,953
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	10,025,000	11,151,800
Marsh & McLennan Cos., Inc., 4.05%, 10/15/2023	2,690,000	2,909,789
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,929,774
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	6,524,000	6,572,930

		$70,067,415
Local Authorities - 0.5%
State of California (Build America Bonds), 7.625%, 3/01/2040	$1,250,000	$2,037,975
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	16,037,215
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,259,333

		$21,334,523
Major Banks - 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$7,166,000	$7,272,716
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	13,800,000	14,607,990
Bank of America Corp., 5.625%, 7/01/2020	2,300,000	2,608,159
Bank of America Corp., 5.875%, 1/05/2021	4,520,000	5,201,471
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,362,214
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,828,762
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,618,506
Bank of America Corp., 3.875%, 8/01/2025	11,352,000	12,172,738
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,653,350
Bank of America Corp., FRN, 6.5%, 10/23/2049	4,793,000	5,233,357
Bank of America Corp., FRN, 6.1%, 12/29/2049	8,873,000	9,276,988
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,819,285
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,000,770
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	11,016,294
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/2022 (n)	5,224,000	5,332,205
Goldman Sachs Group, Inc., 2.375%, 1/22/2018	6,569,000	6,653,799
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	16,484,907
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	6,862,000	7,523,929
Huntington National Bank, 2.4%, 4/01/2020	3,704,000	3,778,713
JPMorgan Chase & Co., 2%, 8/15/2017	2,878,000	2,902,095
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,462,913
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,689,921
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	5,210,356
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	23,059,551
Morgan Stanley, 5.75%, 10/18/2016	7,102,000	7,174,348
Morgan Stanley, 5.5%, 7/24/2020	4,388,000	4,956,891
Morgan Stanley, 2.5%, 4/21/2021	2,842,000	2,874,888
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	21,244,367
Morgan Stanley, 3.7%, 10/23/2024	3,525,000	3,724,519
Morgan Stanley, 4%, 7/23/2025	4,648,000	5,011,636
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,379,285
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	14,009,067
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,848,958
PNC Bank N.A., 3.8%, 7/25/2023	17,099,000	18,600,224
PNC Funding Corp., 5.625%, 2/01/2017	7,783,000	7,951,261
Regions Financial Corp., 2%, 5/15/2018	3,379,000	3,389,036
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,524,025

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	$7,305,000	$7,093,155
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FRN to 12/29/2049	2,205,000	2,191,219
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,746,456

		$320,490,324
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$7,498,000	$8,756,607
Catholic Health Initiatives, 2.95%, 11/01/2022	9,078,000	9,207,271
HCA, Inc., 5.25%, 6/15/2026	8,763,000	9,288,780
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,852,326
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	8,083,824
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,438,164

		$45,626,972
Medical Equipment - 0.7%
Medtronic, Inc., 4.625%, 3/15/2045	$9,183,000	$11,234,188
Zimmer Holdings, Inc., 2.7%, 4/01/2020	21,371,000	21,821,928

		$33,056,116
Metals & Mining - 1.0%
Barrick North America Finance LLC, 5.7%, 5/30/2041	$5,459,000	$5,976,568
Barrick North America Finance LLC, 5.75%, 5/01/2043	6,375,000	7,400,757
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	3,076,000	2,645,514
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	3,849,000	2,982,975
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023	10,661,000	10,314,518
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	7,780,020
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,995,520

		$45,095,872
Midstream - 1.4%
Energy Transfer Partners LP, 5.15%, 2/01/2043	$4,680,000	$4,363,113
Energy Transfer Partners LP, 5.15%, 3/15/2045	10,477,000	9,747,455
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	9,464,529
Kinder Morgan Energy Partners LP, 4.3%, 5/01/2024	7,186,000	7,296,226
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,448,193
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	7,992,887
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,316,740
Spectra Energy Capital LLC, 8%, 10/01/2019	7,589,000	8,791,515
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	1,275,000	1,309,373

		$66,730,031
Mortgage-Backed - 20.0%
Fannie Mae, 3%, 10/01/2030	$3,281,266	$3,443,982
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	17,243,942	18,539,161
Fannie Mae, 4.5%, 7/01/2042	5,206,910	5,694,870
Fannie Mae, 3.5%, 7/01/2043	5,285,499	5,592,462
Fannie Mae, 3.5%, 6/01/2045	6,209,707	6,557,761
Fannie Mae, 5.93%, 9/01/2016	987,262	986,699
Fannie Mae, 5.5%, 12/01/2016 - 12/01/2038	21,894,744	24,662,074
Fannie Mae, 5.6%, 1/01/2017	11,192	11,195
Fannie Mae, 5.54%, 4/01/2017	1,252,022	1,265,134
Fannie Mae, 5.46%, 6/01/2017	333,400	336,844
Fannie Mae, 2.71%, 11/01/2017	1,286,757	1,305,019
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	25,409,935	28,138,424
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,326,538
Fannie Mae, 3.829%, 7/01/2018	2,297,172	2,401,888

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.578%, 9/25/2018	$9,648,588	$9,866,726
Fannie Mae, 5.18%, 3/01/2019	456,432	486,731
Fannie Mae, 4.88%, 3/01/2020	434,961	463,138
Fannie Mae, 5.19%, 9/01/2020	2,248,793	2,459,779
Fannie Mae, 4.449%, 1/01/2021	6,820,657	7,481,490
Fannie Mae, 2.41%, 5/01/2023	2,590,659	2,706,629
Fannie Mae, 2.55%, 5/01/2023	1,338,272	1,409,322
Fannie Mae, 4.5%, 5/01/2025	534,084	570,525
Fannie Mae, 3%, 3/01/2027 - 12/01/2030	14,212,010	14,939,793
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	177,919	212,657
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	84,211,457	92,133,607
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	7,352,115	8,449,286
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	147,644,564	158,730,398
Fannie Mae, 3.5%, 11/01/2041 - 8/01/2043	18,025,487	19,163,980
Fannie Mae, 3.5%, 4/01/2043	5,637,282	5,966,033
Freddie Mac, 3.5%, 7/01/2042	7,712,704	8,166,547
Freddie Mac, 3%, 10/01/2042	448,208	467,076
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	45,296,373	48,478,107
Freddie Mac, 5.5%, 9/01/2017 - 1/01/2038	4,603,498	5,165,415
Freddie Mac, 3.154%, 2/25/2018	3,178,052	3,259,977
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	12,945,854	14,399,427
Freddie Mac, 2.412%, 8/25/2018	4,214,200	4,309,013
Freddie Mac, 2.303%, 9/25/2018	1,978,272	2,021,401
Freddie Mac, 2.323%, 10/25/2018	4,980,231	5,094,515
Freddie Mac, 2.13%, 1/25/2019	13,594,188	13,871,689
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,520,911
Freddie Mac, 1.869%, 11/25/2019	7,680,565	7,817,973
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,745,498
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,613,622
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,876,951
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,996,067
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,598,891
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,893,626
Freddie Mac, 2.355%, 7/25/2022	10,625,468	11,022,531
Freddie Mac, 2.682%, 10/25/2022	3,471,597	3,669,026
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,557,562
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,574,082
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,736,212
Freddie Mac, 3.531%, 7/25/2023	2,816,666	3,138,970
Freddie Mac, 3.458%, 8/25/2023	16,280,782	18,028,384
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,260,567
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,257,693
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,981,733
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	42,665,219	45,708,896
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	18,603,483	20,285,797
Freddie Mac, 2.745%, 1/25/2026	5,732,258	6,074,222
Freddie Mac, 2.673%, 3/25/2026	15,673,350	16,515,194
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2045	39,677,679	41,999,978
Freddie Mac, 3%, 11/01/2030 - 5/01/2043	13,312,951	14,000,085
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	2,149,156	2,474,944
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	3,365,574	3,751,509
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,993,358	3,486,935
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	29,535,594	32,550,144
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	8,916,201	9,578,330

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2045	$62,372,777	$66,436,637

		$927,688,282
Network & Telecom - 1.3%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$19,014,739
Frontier Communications Corp., 11%, 9/15/2025	10,772,000	11,499,110
Verizon Communications, Inc., 6.55%, 9/15/2043	13,398,000	18,228,823
Verizon Communications, Inc., 4.125%, 8/15/2046	10,090,000	10,192,363

		$58,935,035
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2023 (n)	$7,981,815	$1,316,999
Schlumberger Norge A.S., 1.25%, 8/01/2017 (n)	6,631,000	6,637,916

		$7,954,915
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$13,462,000	$11,765,801
Valero Energy Corp., 4.9%, 3/15/2045	11,855,000	11,192,566

		$22,958,367
Other Banks & Diversified Financials - 2.5%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/2018 (n)	$3,999,000	$4,100,263
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,883,416
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,614,335
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	4,224,000	4,355,903
Capital One Financial Corp., 6.15%, 9/01/2016	3,742,000	3,756,444
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,810,974
Citizens Bank N.A., 2.55%, 5/13/2021	4,567,000	4,661,085
Citizens Financial Group, Inc., 4.3%, 12/03/2025	6,668,000	7,077,795
Discover Bank, 7%, 4/15/2020	9,011,000	10,251,698
Discover Bank, 3.1%, 6/04/2020	4,834,000	4,984,323
Discover Bank, 3.45%, 7/27/2026	6,174,000	6,219,922
Discover Financial Services, 3.75%, 3/04/2025	1,107,000	1,132,246
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	11,259,000	14,125,316
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)	3,847,000	3,833,716
Macquarie Group Ltd., 3%, 12/03/2018 (n)	342,000	350,899
SunTrust Banks, Inc., 3.3%, 5/15/2026	9,827,000	10,190,078
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,474,597
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,440,145

		$114,263,155
Pharmaceuticals - 2.9%
Actavis Funding SCS, 3%, 3/12/2020	$7,008,000	$7,290,542
Actavis Funding SCS, 4.55%, 3/15/2035	10,108,000	10,882,131
Bayer U.S. Finance LLC, 3.375%, 10/08/2024 (n)	3,922,000	4,096,717
Biogen, Inc., 5.2%, 9/15/2045	6,892,000	8,259,773
Celgene Corp., 1.9%, 8/15/2017	6,645,000	6,692,312
Celgene Corp., 2.875%, 8/15/2020	18,615,000	19,347,482
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	4,864,000	4,240,824
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	21,572,000	24,115,145
Gilead Sciences, Inc., 2.35%, 2/01/2020	1,062,000	1,093,104
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	8,903,451
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,839,560
Teva Pharmaceutical Industries Ltd., 2.2%, 7/21/2021	15,040,000	15,115,726
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	8,747,000	8,938,752

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046	$9,128,000	$9,399,029

		$134,214,548
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/2040	$1,065,000	$804,075

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,103,773

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/2024	$6,943,000	$7,065,537
HCP, Inc., REIT, 5.375%, 2/01/2021	4,526,000	5,093,714

		$12,159,251
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$4,986,000	$5,213,975
Boston Properties LP, REIT, 3.8%, 2/01/2024	5,079,000	5,504,143

		$10,718,118
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/2016	$4,181,000	$4,244,969

Real Estate - Retail - 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,911,874
DDR Corp., REIT, 4.625%, 7/15/2022	3,763,000	4,075,969
DDR Corp., REIT, 3.375%, 5/15/2023	8,780,000	8,824,295
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019	4,209,000	5,113,771

		$26,925,909
Restaurants - 0.2%
McDonald’s Corp., 3.7%, 1/30/2026	$6,966,000	$7,634,318
YUM! Brands, Inc., 5.35%, 11/01/2043	312,000	265,200

		$7,899,518
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$10,384,000	$11,344,520
Home Depot, Inc., 2.625%, 6/01/2022	3,217,000	3,385,938

		$14,730,458
Supermarkets - 0.1%
Kroger Co., 3.85%, 8/01/2023	$3,010,000	$3,324,464

Telecommunications - Wireless - 0.6%
American Tower Corp., REIT, 5%, 2/15/2024	$8,042,000	$9,282,993
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,160,444
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,266,000	1,381,811
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,117,744
SFR Group S.A., 6%, 5/15/2022 (n)	4,864,000	4,742,400

		$26,685,392
Tobacco - 1.0%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$15,574,000	$16,553,620
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	5,469,484
Reynolds American, Inc., 4%, 6/12/2022	11,669,000	12,798,232
Reynolds American, Inc., 4.45%, 6/12/2025	8,837,000	9,977,194

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Reynolds American, Inc., 5.85%, 8/15/2045	$1,032,000	$1,357,171

		$46,155,701
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$2,012,973
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	2,779,000	3,867,370
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,449,011
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	10,054,000	4,888,758

		$12,218,112
U.S. Government Agencies and Equivalents - 1.6%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$76,112	$76,122
Small Business Administration, 5.37%, 9/01/2016	19,285	19,352
Small Business Administration, 6.35%, 4/01/2021	2,943	3,175
Small Business Administration, 6.34%, 5/01/2021	3,681	3,972
Small Business Administration, 6.44%, 6/01/2021	3,794	4,079
Small Business Administration, 5.34%, 11/01/2021	26,694	28,525
Small Business Administration, 6.07%, 3/01/2022	19,259	20,765
Small Business Administration, 4.35%, 7/01/2023	184,138	195,008
Small Business Administration, 4.98%, 11/01/2023	284,320	310,420
Small Business Administration, 4.89%, 12/01/2023	232,139	249,640
Small Business Administration, 4.93%, 1/01/2024	331,136	358,800
Small Business Administration, 4.34%, 3/01/2024	415,991	439,113
Small Business Administration, 5.18%, 5/01/2024	339,948	369,155
Small Business Administration, 5.52%, 6/01/2024	313,954	344,795
Small Business Administration, 5.19%, 7/01/2024	375,109	408,395
Small Business Administration, 4.86%, 10/01/2024	260,740	279,263
Small Business Administration, 4.57%, 6/01/2025	586,557	627,248
Small Business Administration, 4.76%, 9/01/2025	1,801,262	1,953,696
Small Business Administration, 5.39%, 12/01/2025	145,693	161,477
Small Business Administration, 5.35%, 2/01/2026	828,989	910,186
Small Business Administration, 3.25%, 11/01/2030	2,628,843	2,793,491
Small Business Administration, 2.85%, 9/01/2031	4,367,322	4,564,160
Small Business Administration, 2.37%, 8/01/2032	3,136,814	3,200,503
Small Business Administration, 2.13%, 1/01/2033	4,726,486	4,785,143
Small Business Administration, 2.21%, 2/01/2033	1,173,425	1,189,858
Small Business Administration, 2.22%, 3/01/2033	4,559,051	4,645,627
Small Business Administration, 2.08%, 4/01/2033	7,055,859	7,131,245
Small Business Administration, 2.45%, 6/01/2033	9,196,622	9,418,836
Small Business Administration, 3.15%, 7/01/2033	11,292,016	11,968,840
Small Business Administration, 3.16%, 8/01/2033	11,099,833	11,764,194
Small Business Administration, 3.62%, 9/01/2033	6,246,219	6,819,446

		$75,044,529
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$56,910,000	$82,752,945
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,631,297
U.S. Treasury Bonds, 4.5%, 8/15/2039	22,205,100	32,540,020
U.S. Treasury Bonds, 2.875%, 5/15/2043	59,166,000	67,962,328
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	31,242,747
U.S. Treasury Notes, 0.75%, 6/30/2017 (f)	198,787,000	199,074,247
U.S. Treasury Notes, 1%, 12/15/2017	4,581,000	4,603,548
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	66,206,306
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	63,379,950
U.S. Treasury Notes, 1.625%, 6/30/2019	294,589,000	301,850,030

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1.625%, 11/30/2020	$28,567,000	$29,350,364

		$882,593,782
Utilities - Electric Power - 2.7%
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$7,489,000	$9,367,421
CMS Energy Corp., 6.25%, 2/01/2020	3,914,000	4,487,601
CMS Energy Corp., 5.05%, 3/15/2022	3,884,000	4,417,048
Constellation Energy Group, Inc., 5.15%, 12/01/2020	3,084,000	3,436,609
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	16,269,722
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,144,341
EDP Finance B.V., 4.9%, 10/01/2019 (n)	4,248,000	4,550,288
EDP Finance B.V., 5.25%, 1/14/2021 (n)	13,552,000	14,768,563
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	4,911,000	5,173,640
Exelon Corp., 4.45%, 4/15/2046	8,402,000	9,243,847
Exelon Generation Co. LLC, 4.25%, 6/15/2022	8,342,000	8,940,789
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,589,244
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,471,897
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,745,770
Southern Co., 2.35%, 7/01/2021	11,709,000	11,959,865
Southern Co., 4.4%, 7/01/2046	7,195,000	7,971,079

		$123,537,724
Total Bonds		$4,572,483,045

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	179	$603

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)			75,727,788	$75,727,788
Total Investments				$4,648,211,436

Other Assets, Less Liabilities - (0.2)%				(11,477,517)
Net Assets - 100.0%				$4,636,733,919

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $576,540,033 representing 12.4% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ballyrock Ltd., CLO, FRN, 1.816%, 5/20/2025	5/10/16	$5,903,456	$5,882,379
Bayview Commercial Asset Trust, FRN, 0.798%, 8/25/2035	6/09/05	312,286	271,282
Bayview Commercial Asset Trust, FRN, 0%, 4/25/2036	2/28/06	701,236	24,558

12

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.758%, 4/25/2036	2/23/06	$250,740	$225,311
Bayview Commercial Asset Trust, FRN, 0%, 7/25/2036	5/16/06-5/29/09	546,523	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/2036	9/11/06	270,752	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/2036	10/25/06	914,270	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/2037	1/26/07-5/29/09	0	1
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.093%, 12/28/2040	3/01/06	2,421,930	1,750,459
Commercial Mortgage Asset Trust, FRN, 0.484%, 1/17/2032	8/25/03-4/09/12	5,665	3,859
Falcon Franchise Loan LLC, FRN, 6.945%, 1/05/2023	1/18/02-3/23/11	865	573
Falcon Franchise Loan LLC, FRN, 177.153%, 1/05/2025	1/29/03-3/23/11	3,094	8,770
First Union National Bank Commercial Mortgage, FRN, 1.468%, 1/12/2043	12/11/03-4/09/12	444	1,066
Galaxy CLO Ltd., FRN, 3.226%, 11/16/2025	6/22/16	9,600,348	9,577,681
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.874%, 4/10/2028	3/25/14	4,167,689	4,166,164
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	19,566,686	19,558,230
Morgan Stanley Capital I, Inc., FRN, 1.439%, 3/15/2031	6/10/03	3,181	14
Pernod Ricard S.A., 3.25%, 6/08/2026	6/01/16	15,016,794	15,607,134
Preferred Term Securities XIX Ltd., CDO, FRN, 1.002%, 12/22/2035	9/08/05-3/28/11	5,475,056	3,967,331
SES S.A., 5.3%, 4/04/2043	1/08/14	3,968,689	3,988,910
West CLO Ltd., 2014-1A, “A2”, FRN, 2.779%, 7/18/2026	7/21/16	13,528,991	13,425,664
Total Restricted Securities			$78,459,389
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 7/31/16

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	200	$24,403,125	September - 2016	$418,365
U.S. Treasury Ultra Bond (Long)	USD	55	10,479,219	September - 2016	873,350

					$1,291,715

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	200	$26,609,375	September - 2016	$(735,101)

At July 31, 2016, the fund had liquid securities with an aggregate value of $292,420 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$603	$—	$—	$603
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	957,638,311	—	957,638,311
U.S. Corporate Bonds	—	1,753,583,356	—	1,753,583,356
Residential Mortgage-Backed Securities	—	936,440,312	—	936,440,312
Commercial Mortgage-Backed Securities	—	359,208,259	—	359,208,259
Asset-Backed Securities (including CDOs)	—	238,855,271	—	238,855,271
Foreign Bonds	—	326,757,536	—	326,757,536
Mutual Funds	75,727,788	—	—	75,727,788
Total Investments	$75,728,391	$4,572,483,045	$—	$4,648,211,436

Other Financial Instruments
Futures Contracts	$556,614	$—	$—	$556,614

For further information regarding security characteristics, see the Portfolio of Investments.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,514,110,016
Gross unrealized appreciation	182,310,826
Gross unrealized depreciation	(48,209,406)
Net unrealized appreciation (depreciation)	$134,101,420

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	138,968,711	287,744,707	(350,985,630)	75,727,788

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$93,746	$75,727,788

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.